UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Equity Fund

SEMIANNUAL REPORT

April 30, 2011

LGE-SEM

MFS® GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Linde AG	3.2%
Nestle S.A.	3.2%
Heineken N.V.	2.7%
Reckitt Benckiser Group PLC	2.4%
Walt Disney Co.	2.1%
Oracle Corp.	2.0%
Diageo PLC	1.9%
3M Co.	1.9%
State Street Corp.	1.9%
Schneider Electric S.A.	1.8%

Equity sectors
Consumer Staples	19.6%
Financial Services	15.2%
Health Care	12.4%
Basic Materials	11.0%
Retailing	9.6%
Technology	7.8%
Industrial Goods & Services	6.0%
Leisure	5.5%
Transportation	3.8%
Energy	3.0%
Special Products & Services	2.9%
Autos & Housing	1.1%
Utilities & Communications	0.5%

Issuer country weightings
United States	45.2%
United Kingdom	10.1%
Switzerland	10.0%
France	9.9%
Germany	7.4%
Netherlands	5.6%
Japan	4.5%
Canada	1.7%
Sweden	1.6%
Other Countries	4.0%

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2010 through April 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/10	Ending Account Value 4/30/11	Expenses Paid During Period (p) 11/01/10-4/30/11
A	Actual	1.36%	$1,000.00	$1,152.02	$7.26
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
B	Actual	2.11%	$1,000.00	$1,147.62	$11.24
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
C	Actual	2.11%	$1,000.00	$1,147.58	$11.24
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
I	Actual	1.11%	$1,000.00	$1,153.27	$5.93
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R1	Actual	2.11%	$1,000.00	$1,147.45	$11.23
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
R2	Actual	1.61%	$1,000.00	$1,150.30	$8.58
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
R3	Actual	1.36%	$1,000.00	$1,152.06	$7.26
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
R4	Actual	1.11%	$1,000.00	$1,153.72	$5.93
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.4%
Issuer	Shares/Par	Value ($)

Aerospace - 2.6%
Honeywell International, Inc.	197,860	$12,114,961
United Technologies Corp.	86,910	7,785,398

		$19,900,359
Alcoholic Beverages - 5.6%
Diageo PLC	716,408	$14,575,223
Heineken N.V. (l)	340,431	20,378,430
Pernod Ricard S.A.	77,822	7,821,954

		$42,775,607
Apparel Manufacturers - 4.7%
Burberry Group PLC	178,358	$3,858,068
Compagnie Financiere Richemont S.A.	140,951	9,108,857
LVMH Moet Hennessy Louis Vuitton S.A.	75,157	13,497,403
NIKE, Inc., “B”	108,760	8,953,123

		$35,417,451
Automotive - 0.3%
Harley-Davidson, Inc.	67,800	$2,526,228

Broadcasting - 4.6%
Omnicom Group, Inc.	200,050	$9,840,460
Walt Disney Co.	374,400	16,136,640
WPP Group PLC	707,438	9,234,744

		$35,211,844
Brokerage & Asset Managers - 0.9%
Deutsche Boerse AG (l)	80,623	$6,699,168

Business Services - 2.5%
Accenture Ltd., “A”	227,030	$12,970,224
Compass Group PLC	627,790	6,129,237

		$19,099,461
Chemicals - 3.0%
3M Co.	147,610	$14,349,168
Givaudan S.A.	4,692	5,218,155
Monsanto Co.	51,040	3,472,762

		$23,040,085

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 3.0%
Autodesk, Inc. (a)	56,114	$2,524,008
Dassault Systemes S.A.	60,686	4,936,488
Oracle Corp.	424,120	15,289,526

		$22,750,022
Computer Software - Systems - 1.0%
Canon, Inc.	160,300	$7,566,343

Conglomerates - 0.4%
Smiths Group PLC	133,309	$2,966,000

Construction - 0.8%
Sherwin-Williams Co.	70,220	$5,778,404

Consumer Products - 6.5%
Beiersdorf AG (l)	56,922	$3,707,112
Colgate-Palmolive Co.	117,780	9,934,743
Kao Corp.	98,500	2,467,432
Procter & Gamble Co.	109,915	7,133,484
Reckitt Benckiser Group PLC	325,663	18,081,603
Svenska Cellulosa Aktiebolaget	557,458	8,542,993

		$49,867,367
Electrical Equipment - 3.4%
Legrand S.A.	213,122	$9,731,972
Rockwell Automation, Inc.	23,560	2,052,783
Schneider Electric S.A. (l)	79,744	14,090,860

		$25,875,615
Electronics - 2.4%
Hoya Corp.	277,500	$5,980,085
Intel Corp.	188,800	4,378,272
Samsung Electronics Co. Ltd.	9,732	8,109,622

		$18,467,979
Energy - Independent - 0.9%
INPEX Corp.	929	$7,126,713

Energy - Integrated - 0.7%
Chevron Corp.	17,290	$1,892,218
Royal Dutch Shell PLC	84,323	3,257,262

		$5,149,480

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 7.5%
Dr Pepper Snapple Group, Inc.	129,230	$5,065,816
General Mills, Inc.	64,840	2,501,527
Groupe Danone	163,772	11,996,344
J.M. Smucker Co.	117,679	8,834,163
Nestle S.A.	387,471	24,054,558
PepsiCo, Inc.	63,810	4,395,871

		$56,848,279
Food & Drug Stores - 2.6%
Lawson, Inc.	33,200	$1,631,065
Tesco PLC	768,086	5,177,435
Walgreen Co.	297,410	12,705,355

		$19,513,855
Gaming & Lodging - 0.9%
Ladbrokes PLC	930,922	$2,366,658
William Hill PLC	1,204,914	4,498,224

		$6,864,882
General Merchandise - 1.1%
Target Corp.	165,670	$8,134,397

Insurance - 1.5%
AXA (l)	256,663	$5,759,369
Swiss Reinsurance Co.	88,749	5,289,030

		$11,048,399
Major Banks - 8.1%
Bank of New York Mellon Corp.	444,013	$12,858,616
Erste Group Bank AG	149,844	7,572,642
Goldman Sachs Group, Inc.	56,430	8,521,494
Julius Baer Group Ltd.	178,721	8,351,333
Standard Chartered PLC	366,214	10,148,195
State Street Corp.	306,470	14,266,179

		$61,718,459
Medical Equipment - 7.7%
DENTSPLY International, Inc.	168,120	$6,311,225
Medtronic, Inc.	295,730	12,346,728
Sonova Holding AG	35,081	3,542,573
St. Jude Medical, Inc.	226,300	12,093,472
Synthes, Inc.	13,037	2,245,680
Thermo Fisher Scientific, Inc. (a)	157,070	9,422,629

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Waters Corp. (a)	95,290	$9,338,420
Zimmer Holdings, Inc. (a)	50,230	3,277,508

		$58,578,235
Network & Telecom - 1.4%
Cisco Systems, Inc.	622,270	$10,927,061

Oil Services - 1.4%
National Oilwell Varco, Inc.	83,800	$6,426,622
Schlumberger Ltd.	46,430	4,167,093

		$10,593,715
Other Banks & Diversified Financials - 4.7%
Aeon Credit Service Co. Ltd.	141,800	$1,925,341
American Express Co.	139,150	6,829,482
Banco Santander Brasil S.A., ADR	383,120	4,448,023
ICICI Bank Ltd.	118,246	2,980,420
Komercni Banka A.S.	11,593	3,057,312
UBS AG (a)	443,994	8,874,747
Visa, Inc., “A”	95,390	7,451,867

		$35,567,192
Pharmaceuticals - 4.7%
Bayer AG (l)	145,946	$12,829,566
Johnson & Johnson	101,460	6,667,951
Merck KGaA	81,066	8,587,471
Roche Holding AG	45,891	7,443,361

		$35,528,349
Railroad & Shipping - 2.0%
Canadian National Railway Co.	166,566	$12,897,205
Kuehne & Nagel International AG	13,210	2,110,546

		$15,007,751
Specialty Chemicals - 8.0%
Akzo Nobel N.V. (l)	180,031	$13,983,279
L’Air Liquide S.A.	52,786	7,809,016
Linde AG	137,158	24,703,231
Praxair, Inc.	66,370	7,063,095
Shin-Etsu Chemical Co. Ltd.	142,000	7,412,043

		$60,970,664

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 1.2%
Abercrombie & Fitch Co., “A”	47,840	$3,387,072
Hennes & Mauritz AB, “B” (l)	110,020	3,887,375
Sally Beauty Holdings, Inc. (a)	146,820	2,171,468

		$9,445,915
Telephone Services - 0.2%
Singapore Telecommunications Ltd.	739,975	$1,886,134

Trucking - 1.8%
TNT N.V.	185,371	$4,564,597
United Parcel Service, Inc., “B”	126,890	9,512,943

		$14,077,540
Utilities - Electric Power - 0.3%
Red Electrica de Espana	36,832	$2,350,174
Total Common Stocks (Identified Cost, $576,537,192)		$749,279,127

Money Market Funds (v) - 1.6%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	12,193,564	$12,193,564

Collateral for Securities Loaned - 7.7%
Goldman Sachs Repurchase Agreement, 0.04%, dated 4/29/11, due 5/02/11, total to be received $58,902,789 (secured by U.S. Treasury and Federal Agency obligations valued at $60,080,650 in an individually traded account), at Cost	$58,902,593	$58,902,593
Total Investments (Identified Cost, $647,633,349)		$820,375,284

Other Assets, Less Liabilities - (7.7)%		(58,647,061)
Net Assets - 100.0%		$761,728,223

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $635,439,785)	$808,181,720
Underlying affiliated funds, at cost and value	12,193,564
Total investments, at value, including $55,792,929 of securities on loan (identified cost, $647,633,349)	$820,375,284
Receivables for
Fund shares sold	581,870
Interest and dividends	3,320,304
Other assets	4,215
Total assets	$824,281,673
Liabilities
Payable to custodian	$45,178
Payables for
Investments purchased	2,600,257
Fund shares reacquired	722,473
Collateral for securities loaned, at value	58,902,593
Payable to affiliates
Investment adviser	57,111
Shareholder servicing costs	145,293
Distribution and service fees	13,669
Payable for independent Trustees’ compensation	30,927
Accrued expenses and other liabilities	35,949
Total liabilities	$62,553,450
Net assets	$761,728,223
Net assets consist of
Paid-in capital	$594,761,555
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $17,384 deferred country tax)	172,817,184
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,153,401)
Undistributed net investment income	3,302,885
Net assets	$761,728,223
Shares of beneficial interest outstanding	28,690,047

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$350,587,324	13,203,859	$26.55
Class B	25,864,297	1,043,007	24.80
Class C	32,553,032	1,359,260	23.95
Class I	295,121,119	10,873,281	27.14
Class R1	4,205,934	173,198	24.28
Class R2	25,134,537	970,826	25.89
Class R3	16,380,507	620,238	26.41
Class R4	11,881,473	446,378	26.62

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $28.17 [100 / 94.25 x $26.55]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,449,281
Interest	114,004
Dividends from underlying affiliated funds	9,707
Foreign taxes withheld	(641,823)
Total investment income	$7,931,169
Expenses
Management fee	$3,042,317
Distribution and service fees	767,001
Shareholder servicing costs	453,228
Administrative services fee	50,708
Independent Trustees’ compensation	10,478
Custodian fee	77,407
Shareholder communications	19,173
Auditing fees	29,475
Legal fees	4,400
Miscellaneous	77,242
Total expenses	$4,531,429
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(1,341)
Net expenses	$4,530,087
Net investment income	$3,401,082
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $41,362 country tax)	$7,406,896
Foreign currency transactions	16,900
Net realized gain (loss) on investments and foreign currency transactions	$7,423,796
Change in unrealized appreciation (depreciation)
Investments (net of $90,886 decrease in deferred country tax)	$87,544,041
Translation of assets and liabilities in foreign currencies	55,628
Net unrealized gain (loss) on investments and foreign currency translation	$87,599,669
Net realized and unrealized gain (loss) on investments and foreign currency	$95,023,465
Change in net assets from operations	$98,424,547

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10
From operations
Net investment income	$3,401,082	$2,952,190
Net realized gain (loss) on investments and foreign currency transactions	7,423,796	816,774
Net unrealized gain (loss) on investments and foreign currency translation	87,599,669	65,750,628
Change in net assets from operations	$98,424,547	$69,519,592
Distributions declared to shareholders
From net investment income	$(2,950,086)	$(3,397,002)
Change in net assets from fund share transactions	$98,259,066	$92,892,874
Total change in net assets	$193,733,527	$159,015,464
Net assets
At beginning of period	567,994,696	408,979,232
At end of period (including undistributed net investment income of $3,302,885 and $2,851,889, respectively)	$761,728,223	$567,994,696

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$23.14		$20.30	$18.51	$31.71	$30.78	$25.79
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.14	$0.17	$0.27	$0.33	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	3.39		2.88	3.02	(10.09)	4.54	5.68
Total from investment operations	$3.51		$3.02	$3.19	$(9.82)	$4.87	$6.16
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.29)	$(0.19)	$(0.63)	$—
From net realized gain on investments	—		—	(1.11)	(3.19)	(3.31)	(1.17)
Total distributions declared to shareholders	$(0.10)		$(0.18)	$(1.40)	$(3.38)	$(3.94)	$(1.17)
Net asset value, end of period	$26.55		$23.14	$20.30	$18.51	$31.71	$30.78
Total return (%) (r)(s)(t)	15.20	(n)	14.97	18.90	(34.51)	17.41	24.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.43	1.53	1.44	1.46	1.45
Expenses after expense reductions (f)	1.36	(a)	1.43	1.53	1.44	1.46	1.45
Net investment income	0.96	(a)	0.63	0.99	1.05	1.10	1.72
Portfolio turnover	10		26	17	23	27	39
Net assets at end of period (000 omitted)	$350,587		$305,179	$285,345	$260,535	$474,901	$465,394

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$21.61		$18.97	$17.25	$29.79	$29.12	$24.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.02)	$0.04	$0.06	$0.12	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	3.17		2.69	2.83	(9.41)	4.25	5.38
Total from investment operations	$3.19		$2.67	$2.87	$(9.35)	$4.37	$5.65
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.04)	$—	$(0.39)	$—
From net realized gain on investments	—		—	(1.11)	(3.19)	(3.31)	(1.17)
Total distributions declared to shareholders	$—		$(0.03)	$(1.15)	$(3.19)	$(3.70)	$(1.17)
Net asset value, end of period	$24.80		$21.61	$18.97	$17.25	$29.79	$29.12
Total return (%) (r)(s)(t)	14.76	(n)	14.10	18.04	(34.99)	16.51	23.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.18	2.29	2.19	2.21	2.20
Expenses after expense reductions (f)	2.11	(a)	2.18	2.29	2.19	2.21	2.20
Net investment income (loss)	0.15	(a)	(0.12)	0.25	0.25	0.41	1.02
Portfolio turnover	10		26	17	23	27	39
Net assets at end of period (000 omitted)	$25,864		$25,796	$29,964	$38,111	$102,296	$139,656

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$20.87		$18.35	$16.79	$29.11	$28.58	$24.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.02)	$0.04	$0.07	$0.08	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	3.06		2.60	2.73	(9.17)	4.20	5.31
Total from investment operations	$3.08		$2.58	$2.77	$(9.10)	$4.28	$5.56
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.10)	$(0.03)	$(0.44)	$—
From net realized gain on investments	—		—	(1.11)	(3.19)	(3.31)	(1.17)
Total distributions declared to shareholders	$—		$(0.06)	$(1.21)	$(3.22)	$(3.75)	$(1.17)
Net asset value, end of period	$23.95		$20.87	$18.35	$16.79	$29.11	$28.58
Total return (%) (r)(s)(t)	14.76	(n)	14.12	18.02	(34.99)	16.51	23.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.18	2.28	2.19	2.21	2.20
Expenses after expense reductions (f)	2.11	(a)	2.18	2.28	2.19	2.21	2.20
Net investment income (loss)	0.21	(a)	(0.11)	0.24	0.30	0.29	0.96
Portfolio turnover	10		26	17	23	27	39
Net assets at end of period (000 omitted)	$32,553		$28,424	$27,990	$26,139	$50,903	$41,351

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$23.68		$20.76	$18.92	$32.33	$31.32	$26.15
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.21	$0.23	$0.34	$0.40	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	3.45		2.94	3.08	(10.30)	4.62	5.78
Total from investment operations	$3.61		$3.15	$3.31	$(9.96)	$5.02	$6.34
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.23)	$(0.36)	$(0.26)	$(0.70)	$—
From net realized gain on investments	—		—	(1.11)	(3.19)	(3.31)	(1.17)
Total distributions declared to shareholders	$(0.15)		$(0.23)	$(1.47)	$(3.45)	$(4.01)	$(1.17)
Net asset value, end of period	$27.14		$23.68	$20.76	$18.92	$32.33	$31.32
Total return (%) (r)(s)	15.33	(n)	15.26	19.23	(34.34)	17.66	25.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.17	1.29	1.19	1.21	1.20
Expenses after expense reductions (f)	1.11	(a)	1.17	1.28	1.19	1.21	1.20
Net investment income	1.27	(a)	0.96	1.33	1.32	1.31	1.95
Portfolio turnover	10		26	17	23	27	39
Net assets at end of period (000 omitted)	$295,121		$159,723	$30,417	$49,022	$77,689	$63,714

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$21.16		$18.61	$17.02	$29.60	$29.06	$24.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.02)	$0.03	$0.06	$0.03	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	3.11		2.64	2.78	(9.31)	4.29	5.41
Total from investment operations	$3.12		$2.62	$2.81	$(9.25)	$4.32	$5.62
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.11)	$(0.14)	$(0.47)	$—
From net realized gain on investments	—		—	(1.11)	(3.19)	(3.31)	(1.17)
Total distributions declared to shareholders	$—		$(0.07)	$(1.22)	$(3.33)	$(3.78)	$(1.17)
Net asset value, end of period	$24.28		$21.16	$18.61	$17.02	$29.60	$29.06
Total return (%) (r)(s)	14.74	(n)	14.13	18.05	(35.04)	16.38	23.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.18	2.27	2.23	2.33	2.40
Expenses after expense reductions (f)	2.11	(a)	2.18	2.27	2.23	2.30	2.30
Net investment income (loss)	0.13	(a)	(0.12)	0.22	0.26	0.12	0.78
Portfolio turnover	10		26	17	23	27	39
Net assets at end of period (000 omitted)	$4,206		$4,405	$4,140	$3,304	$4,208	$1,348

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$22.55		$19.78	$18.06	$31.08	$30.27	$25.48
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.08	$0.12	$0.21	$0.14	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	3.29		2.83	2.94	(9.88)	4.52	5.57
Total from investment operations	$3.38		$2.91	$3.06	$(9.67)	$4.66	$5.96
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.14)	$(0.23)	$(0.16)	$(0.54)	$—
From net realized gain on investments	—		—	(1.11)	(3.19)	(3.31)	(1.17)
Total distributions declared to shareholders	$(0.04)		$(0.14)	$(1.34)	$(3.35)	$(3.85)	$(1.17)
Net asset value, end of period	$25.89		$22.55	$19.78	$18.06	$31.08	$30.27
Total return (%) (r)(s)	15.03	(n)	14.80	18.59	(34.70)	16.94	24.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.68	1.78	1.71	1.88	1.94
Expenses after expense reductions (f)	1.61	(a)	1.68	1.78	1.71	1.85	1.84
Net investment income	0.73	(a)	0.37	0.74	0.83	0.48	1.42
Portfolio turnover	10		26	17	23	27	39
Net assets at end of period (000 omitted)	$25,135		$21,201	$19,227	$17,298	$21,364	$6,501

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$23.02		$20.20	$18.41	$31.56	$30.71	$25.77
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.14	$0.16	$0.26	$0.24	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	3.38		2.87	3.02	(10.05)	4.56	6.07
Total from investment operations	$3.49		$3.01	$3.18	$(9.79)	$4.80	$6.11
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.28)	$(0.17)	$(0.64)	$—
From net realized gain on investments	—		—	(1.11)	(3.19)	(3.31)	(1.17)
Total distributions declared to shareholders	$(0.10)		$(0.19)	$(1.39)	$(3.36)	$(3.95)	$(1.17)
Net asset value, end of period	$26.41		$23.02	$20.20	$18.41	$31.56	$30.71
Total return (%) (r)(s)	15.21	(n)	14.97	18.94	(34.56)	17.22	24.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.43	1.52	1.47	1.61	1.63
Expenses after expense reductions (f)	1.36	(a)	1.43	1.52	1.47	1.61	1.63
Net investment income	0.95	(a)	0.65	0.96	1.04	0.81	0.14
Portfolio turnover	10		26	17	23	27	39
Net assets at end of period (000 omitted)	$16,381		$13,903	$11,265	$8,939	$14,293	$8,703

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$23.22		$20.37	$18.56	$31.80	$30.86	$25.81
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.18	$0.22	$0.37	$0.05	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	3.40		2.90	3.03	(10.17)	4.87	5.69
Total from investment operations	$3.55		$3.08	$3.25	$(9.80)	$4.92	$6.22
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.23)	$(0.33)	$(0.25)	$(0.67)	$—
From net realized gain on investments	—		—	(1.11)	(3.19)	(3.31)	(1.17)
Total distributions declared to shareholders	$(0.15)		$(0.23)	$(1.44)	$(3.44)	$(3.98)	$(1.17)
Net asset value, end of period	$26.62		$23.22	$20.37	$18.56	$31.80	$30.86
Total return (%) (r)(s)	15.37	(n)	15.21	19.25	(34.40)	17.58	24.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.18	1.28	1.23	1.31	1.29
Expenses after expense reductions (f)	1.11	(a)	1.18	1.28	1.23	1.31	1.29
Net investment income	1.24	(a)	0.85	1.25	1.39	0.23	1.88
Portfolio turnover	10		26	17	23	27	39
Net assets at end of period (000 omitted)	$11,881		$9,364	$631	$552	$5,297	$65

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

21

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

22

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$331,810,460	$—	$—	$331,810,460
United Kingdom	77,035,385	—	—	77,035,385
Switzerland	76,238,838	—	—	76,238,838
France	75,643,407	—	—	75,643,407
Germany	56,526,547	—	—	56,526,547
Netherlands	42,183,569	—	—	42,183,569
Japan	—	34,109,021	—	34,109,021
Canada	12,897,205	—	—	12,897,205
Sweden	12,430,369	—	—	12,430,369
Other Countries	30,404,326	—	—	30,404,326
Short Term Securities	—	58,902,593	—	58,902,593
Mutual Funds	12,193,564	—	—	12,193,564
Total Investments	$727,363,670	$93,011,614	$—	$820,375,284

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

23

Notes to Financial Statements (unaudited) – continued

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

24

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$3,397,002

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$655,694,673
Gross appreciation	177,525,160
Gross depreciation	(12,844,549)
Net unrealized appreciation (depreciation)	$164,680,611

As of 10/31/10
Undistributed ordinary income	2,923,372
Capital loss carryforwards	(8,515,873)
Other temporary differences	(142,748)
Net unrealized appreciation (depreciation)	77,227,456

25

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(8,515,873)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/11	Year ended 10/31/10
Class A	$1,268,192	$2,505,520
Class B	—	49,134
Class C	—	97,806
Class I	1,515,596	419,862
Class R1	—	16,117
Class R2	40,807	142,801
Class R3	62,007	102,760
Class R4	63,484	63,002
Total	$2,950,086	$3,397,002

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

26

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $35,500 for the six months ended April 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$397,078
Class B	0.75%	0.25%	1.00%	1.00%	126,442
Class C	0.75%	0.25%	1.00%	1.00%	147,485
Class R1	0.75%	0.25%	1.00%	1.00%	21,075
Class R2	0.25%	0.25%	0.50%	0.50%	55,785
Class R3	—	0.25%	0.25%	0.25%	19,136
Total Distribution and Service Fees					$767,001

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2011, were as follows:

Amount
Class A	$0
Class B	13,924
Class C	1,213

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the

27

Notes to Financial Statements (unaudited) – continued

fund’s Board of Trustees. For the six months ended April 30, 2011, the fee was $210,275, which equated to 0.0622% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $242,953.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,204 and the Retirement Deferral plan resulted in an expense of $2,712. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $30,914 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

28

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,449 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,341, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $157,901,056 and $64,812,186, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,215,771	$29,709,093	2,108,392	$45,369,608
Class B	68,760	1,572,978	174,326	3,501,196
Class C	120,563	2,664,014	218,899	4,246,114
Class I	4,930,182	120,212,653	6,672,335	145,785,525
Class R1	12,418	276,873	32,189	629,929
Class R2	164,616	3,936,443	219,034	4,608,182
Class R3	102,707	2,462,360	310,721	6,693,063
Class R4	75,819	1,849,529	459,069	9,864,920
	6,690,836	$162,683,943	10,194,965	$220,698,537

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	48,435	$1,156,623	109,299	$2,328,000
Class B	—	—	2,298	46,007
Class C	—	—	4,367	84,433
Class I	50,204	1,224,485	18,690	406,503
Class R1	—	—	814	15,963
Class R2	1,697	39,561	6,684	138,953
Class R3	2,611	62,007	4,849	102,760
Class R4	2,654	63,484	2,954	63,002
	105,601	$2,546,160	149,955	$3,185,621
Shares reacquired
Class A	(1,246,653)	$(30,326,663)	(3,085,094)	$(65,867,030)
Class B	(219,575)	(4,995,572)	(562,616)	(11,309,421)
Class C	(123,360)	(2,703,003)	(386,566)	(7,418,905)
Class I	(852,169)	(21,595,391)	(1,410,940)	(32,463,310)
Class R1	(47,400)	(1,054,821)	(47,279)	(926,724)
Class R2	(135,791)	(3,248,008)	(257,216)	(5,423,066)
Class R3	(88,984)	(2,178,614)	(269,266)	(5,655,408)
Class R4	(35,266)	(868,965)	(89,833)	(1,927,420)
	(2,749,198)	$(66,971,037)	(6,108,810)	$(130,991,284)
Net change
Class A	17,553	$539,053	(867,403)	$(18,169,422)
Class B	(150,815)	(3,422,594)	(385,992)	(7,762,218)
Class C	(2,797)	(38,989)	(163,300)	(3,088,358)
Class I	4,128,217	99,841,747	5,280,085	113,728,718
Class R1	(34,982)	(777,948)	(14,276)	(280,832)
Class R2	30,522	727,996	(31,498)	(675,931)
Class R3	16,334	345,753	46,304	1,140,415
Class R4	43,207	1,044,048	372,190	8,000,502
	4,047,239	$98,259,066	4,236,110	$92,892,874

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established

30

Notes to Financial Statements (unaudited) – continued

unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $2,863 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,607,240	112,900,176	(112,313,852)	12,193,564

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,707	$12,193,564

31

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

32

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

33

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

34

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Utilities Fund

SEMIANNUAL REPORT

April 30, 2011

MMU-SEM

MFS® UTILITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
El Paso Corp.	3.3%
Williams Cos., Inc.	3.2%
Virgin Media, Inc.	2.9%
CMS Energy Corp.	2.9%
Comcast Corp.	2.8%
QEP Resources, Inc.	2.4%
NextEra Energy, Inc.	2.4%
AES Corp.	2.4%
Public Service Enterprise Group, Inc.	2.3%
EQT Corp.	2.2%

Top five industries
Utilities-Electric Power	49.6%
Telecommunications-Wireless	10.3%
Cable Television	9.4%
Natural Gas-Pipeline	8.6%
Telephone Services	8.5%

Issuer country weightings
United States	62.0%
Brazil	8.8%
United Kingdom	4.7%
Portugal	3.8%
Israel	3.2%
Spain	3.1%
Czech Republic	2.1%
Russia	1.6%
Belgium	1.4%
Other Countries	9.3%

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2010 through April 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/10	Ending Account Value 4/30/11	Expenses Paid During Period (p) 11/01/10-4/30/11
A	Actual	1.03%	$1,000.00	$1,157.55	$5.51
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
B	Actual	1.78%	$1,000.00	$1,153.24	$9.50
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
C	Actual	1.78%	$1,000.00	$1,153.21	$9.50
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
I	Actual	0.78%	$1,000.00	$1,158.57	$4.17
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
R1	Actual	1.78%	$1,000.00	$1,152.74	$9.50
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
R2	Actual	1.28%	$1,000.00	$1,155.81	$6.84
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
R3	Actual	1.03%	$1,000.00	$1,157.75	$5.51
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
R4	Actual	0.78%	$1,000.00	$1,158.87	$4.18
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.4%
Issuer	Shares/Par	Value ($)

Broadcasting - 0.4%
Viacom, Inc., “B”	275,430	$14,090,999

Cable TV - 8.7%
Comcast Corp., “Special A”	4,452,530	$109,309,612
DIRECTV, “A” (a)	120,510	5,855,581
Telenet Group Holding N.V.	1,068,007	53,095,754
Time Warner Cable, Inc.	676,629	52,865,024
Virgin Media, Inc.	3,682,279	111,425,763

		$332,551,734
Energy - Independent - 1.7%
EOG Resources, Inc.	81,430	$9,194,261
Occidental Petroleum Corp.	183,310	20,950,500
Williams Partners LP	602,590	33,624,522

		$63,769,283
Energy - Integrated - 4.6%
EQT Corp.	1,609,570	$84,679,478
QEP Resources, Inc.	2,187,116	93,455,467

		$178,134,945
Natural Gas - Distribution - 5.0%
AGL Resources, Inc.	546,410	$22,681,479
GDF SUEZ	189,376	7,748,654
NiSource, Inc.	1,391,360	27,061,952
Questar Corp.	1,634,909	28,725,351
Sempra Energy	423,130	23,314,463
Southern Union Co.	1,033,160	30,891,484
Spectra Energy Corp.	1,594,970	46,317,929
UGI Corp.	162,670	5,416,911

		$192,158,223
Natural Gas - Pipeline - 8.6%
El Paso Corp.	6,624,515	$128,581,836
Enagas S.A.	2,137,454	52,886,192
Kinder Morgan, Inc.	963,180	27,527,684
Williams Cos., Inc.	3,652,950	121,168,352

		$330,164,064

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 0.4%
Hutchison Port Holdings Trust (a)	18,124,000	$16,674,080

Telecommunications - Wireless - 10.3%
America Movil S.A.B. de C.V., “L”, ADR	306,414	$17,526,881
Cellcom Israel Ltd.	2,183,288	70,083,545
Mobile TeleSystems OJSC, ADR	2,054,125	43,444,744
MTN Group Ltd.	1,212,339	26,959,539
NII Holdings, Inc. (a)	1,500,690	62,398,690
Partner Communication Co. Ltd., ADR	1,205,450	23,349,567
SBA Communications Corp. (a)	93,660	3,618,086
Tim Participacoes S.A., ADR	808,900	38,163,902
Vivo Participacoes S.A., ADR	2,016,875	84,325,544
Vodafone Group PLC	9,249,252	26,511,322

		$396,381,820
Telephone Services - 8.5%
American Tower Corp., “A” (a)	591,880	$30,961,243
Bezeq - The Israel Telecommunication Corp. Ltd.	9,050,260	26,923,164
CenturyLink, Inc.	995,337	40,589,843
Crown Castle International Corp. (a)	385,090	16,504,957
Deutsche Telekom AG	1,501,270	24,937,742
Frontier Communications Corp.	926,200	7,659,674
Portugal Telecom, SGPS, S.A.	3,765,508	45,967,959
PT XL Axiata Tbk (a)	26,673,500	21,179,332
Royal KPN N.V.	3,102,742	49,242,136
TDC A/S (a)	4,588,419	39,841,449
Telecom Italia S.p.A. (l)	18,740,717	24,204,813

		$328,012,312
Utilities - Electric Power - 47.2%
AES Corp. (a)	6,970,240	$92,285,978
AES Tiete S.A., IPS	1,914,718	31,765,916
Alliant Energy Corp.	489,100	19,339,014
American Electric Power Co., Inc.	1,882,270	68,665,210
American Water Works Co., Inc.	956,340	28,097,269
Calpine Corp. (a)	2,995,405	50,173,034
CenterPoint Energy, Inc.	2,931,530	54,526,458
CEZ AS	1,427,472	81,849,155
China Hydroelectric Corp., ADR (a)	836,143	5,284,424
CMS Energy Corp.	5,579,570	110,475,486
Companhia de Saneamento de Minas Gerais	1,591,500	29,033,848
Companhia Paranaense de Energia, ADR	669,114	18,447,473

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Companhia Paranaense de Energia, IPS	574,900	$15,713,641
Constellation Energy Group, Inc.	1,846,763	67,259,108
E.ON AG (l)	641,396	21,926,085
Edison International	1,334,580	52,408,950
EDP Renovaveis S.A. (a)	3,436,712	26,469,487
Eletropaulo Metropolitana S.A., IPS	1,709,760	41,624,592
Empresa Electrica Del Norte Grande S.A.	8,138,653	22,002,379
Enel Green Power S.p.A. (a)	675,276	2,002,370
Energias de Portugal S.A.	18,082,790	73,921,975
Enersis S.A., ADR	1,279,280	27,325,421
Entergy Corp.	419,360	29,237,779
EVN AG (l)	238,141	4,567,757
Federal Grid Co. of Unified Energy System JSC (a)	530,222,610	6,415,694
Fortum Oyj	1,370,726	47,223,634
GenOn Energy, Inc. (a)	849,470	3,338,417
International Power PLC	8,843,887	48,837,511
Light S.A.	1,934,440	32,584,961
National Grid PLC	6,451,655	66,167,845
NextEra Energy, Inc.	1,644,920	93,053,124
Northeast Utilities	967,990	34,460,444
NRG Energy, Inc. (a)	1,832,896	44,356,083
NV Energy, Inc.	1,160,150	17,622,679
OGE Energy Corp.	862,937	45,882,360
OJSC Enel OGK-5 (a)	41,764,768	3,633,535
PG&E Corp.	1,532,050	70,596,864
PPL Corp.	1,784,230	48,941,429
Public Service Enterprise Group, Inc.	2,694,642	86,686,633
Red Electrica de Espana	1,040,035	66,362,492
Scottish & Southern Energy PLC	1,688,470	38,300,161
Territorial Generation Co. No. 1	10,043,118,685	5,423,284
Tractebel Energia S.A.	2,656,000	46,528,960
Wholesale Generation Co. (a)	38,191,312	3,246,262
Wisconsin Energy Corp.	343,694	10,726,690
Xcel Energy, Inc.	696,140	16,937,086

		$1,811,728,957
Total Common Stocks (Identified Cost, $2,718,721,852)		$3,663,666,417

Bonds - 0.2%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 3.259%, 2023 (i)(z)	$1,676,265	$100,576

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 0.2%
Genon Escrow Corp., 9.875%, 2020 (n)	$7,885,000	$8,436,950
Total Bonds (Identified Cost, $7,940,622)		$8,537,526

Convertible Bonds - 0.7%
Cable TV - 0.7%
Virgin Media, Inc., 6.5%, 2016 (Identified Cost, $11,164,707)	$13,713,000	$24,786,248

Convertible Preferred Stocks - 1.7%
Utilities - Electric Power - 1.7%
Great Plains Energy, Inc., 12%	252,670	$16,663,587
NextEra Energy, Inc., 7%	433,370	22,491,903
PPL Corp., 9.5%	470,580	26,672,474
Total Convertible Preferred Stocks (Identified Cost, $61,467,066)		$65,827,964

Preferred Stocks - 0.5%
Utilities - Electric Power - 0.5%
PPL Corp., 8.75% (a) (Identified Cost, $17,970,754)	358,320	$19,241,784

Money Market Funds (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	70,576,452	$70,576,452

Collateral for Securities Loaned - 0.8%
Goldman Sachs Repurchase Agreement, 0.04%, dated 4/29/11, due 5/02/11, total to be received $31,940,062 (secured by U.S. Treasury and Federal Agency obligations valued at $32,578,758 in an individually traded account) at Cost	$31,939,956	$31,939,956
Total Investments (Identified Cost, $2,919,781,409)		$3,884,576,347

Other Assets, Less Liabilities - (1.1)%		(42,125,246)
Net Assets - 100.0%		$3,842,451,101

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,436,950, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

8

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 3.259%, 2023	1/18/02	$64,102	$100,576
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

9

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank	506,569	7/12/11	$724,976	$748,818	$23,842
BUY	EUR	CS First Boston	4,575,135	7/12/11	6,591,123	6,763,041	171,918
BUY	EUR	HSBC Bank	773,173	7/12/11	1,097,589	1,142,917	45,328
BUY	GBP	CS First Boston	1,387,058	7/12/11	2,264,331	2,314,746	50,415
BUY	GBP	HSBC Bank	382,019	7/12/11	621,117	637,520	16,403

							$307,906

Liability Derivatives
SELL	EUR	Citibank	620,371	7/12/11	$906,235	$917,043	$(10,808)
SELL	EUR	CS First Boston	10,224,808	7/12/11	14,841,531	15,114,481	(272,950)
SELL	EUR	HSBC Bank	2,414,419	7/12/11	3,500,024	3,569,034	(69,010)
SELL	EUR	JP Morgan Chase Bank	34,732,456	7/12/11	49,561,478	51,342,095	(1,780,617)
SELL	EUR	Morgan Stanley	134,948	7/12/11	195,088	199,482	(4,394)
SELL	EUR	UBS AG	155,881,815	6/15/11	215,102,096	230,609,480	(15,507,384)
SELL	GBP	Barclays Bank PLC	52,848,744	7/12/11	86,112,272	88,194,865	(2,082,593)
SELL	GBP	Deutsche Bank	54,146,312	7/12/11	88,261,118	90,360,268	(2,099,150)
SELL	GBP	HSBC Bank	2,547,108	7/12/11	4,119,808	4,250,657	(130,849)
SELL	GBP	JPMorgan Chase Bank	468,592	7/12/11	754,058	781,994	(27,936)

							$(21,985,691)

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,849,204,957)	$3,813,999,895
Underlying affiliated funds, at cost and value	70,576,452
Total investments, at value, including $30,610,870 of securities on loan (identified cost, $2,919,781,409)	$3,884,576,347
Cash	1,854,041
Restricted cash	4,000,000
Foreign currency, at value (identified cost, $452,734)	452,734
Receivables for
Forward foreign currency exchange contracts	307,906
Investments sold	11,205,101
Fund shares sold	18,294,154
Interest and dividends	13,249,485
Other assets	20,973
Total assets	$3,933,960,741
Liabilities
Payables for
Distributions	$1,330,794
Forward foreign currency exchange contracts	21,985,691
Investments purchased	30,208,667
Fund shares reacquired	4,075,656
Collateral for securities loaned, at value	31,939,956
Payable to affiliates
Investment adviser	189,598
Shareholder servicing costs	1,498,433
Distribution and service fees	125,718
Payable for independent Trustees’ compensation	50,179
Accrued expenses and other liabilities	104,948
Total liabilities	$91,509,640
Net assets	$3,842,451,101
Net assets consist of
Paid-in capital	$3,480,433,632
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	943,236,877
Accumulated net realized gain (loss) on investments and foreign currency transactions	(587,764,231)
Undistributed net investment income	6,544,823
Net assets	$3,842,451,101
Shares of beneficial interest outstanding	210,735,823

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,307,542,323	126,468,067	$18.25
Class B	239,896,691	13,192,768	18.18
Class C	579,338,526	31,855,414	18.19
Class I	248,045,192	13,558,895	18.29
Class R1	11,942,873	657,586	18.16
Class R2	100,189,721	5,501,511	18.21
Class R3	322,307,435	17,683,669	18.23
Class R4	33,188,340	1,817,913	18.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.36 [100 / 94.25 x $18.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$76,103,191
Interest	1,463,840
Dividends from underlying affiliated funds	73,273
Foreign taxes withheld	(3,340,651)
Total investment income	$74,299,653
Expenses
Management fee	$10,024,579
Distribution and service fees	6,808,005
Shareholder servicing costs	2,217,912
Administrative services fee	231,618
Independent Trustees’ compensation	37,491
Custodian fee	296,139
Shareholder communications	104,256
Auditing fees	26,160
Legal fees	25,424
Miscellaneous	178,517
Total expenses	$19,950,101
Fees paid indirectly	(4,011)
Reduction of expenses by investment adviser	(6,551)
Net expenses	$19,939,539
Net investment income	$54,360,114
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$117,790,253
Foreign currency transactions	(26,369,940)
Net realized gain (loss) on investments and foreign currency transactions	$91,420,313
Change in unrealized appreciation (depreciation)
Investments	$366,631,372
Translation of assets and liabilities in foreign currencies	(3,746,790)
Net unrealized gain (loss) on investments and foreign currency translation	$362,884,582
Net realized and unrealized gain (loss) on investments and foreign currency	$454,304,895
Change in net assets from operations	$508,665,009

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10
From operations
Net investment income	$54,360,114	$86,234,471
Net realized gain (loss) on investments and foreign currency transactions	91,420,313	(30,560,075)
Net unrealized gain (loss) on investments and foreign currency translation	362,884,582	449,988,339
Change in net assets from operations	$508,665,009	$505,662,735
Distributions declared to shareholders
From net investment income	$(49,828,211)	$(93,073,630)
Change in net assets from fund share transactions	$220,056,707	$325,994,180
Total change in net assets	$678,893,505	$738,583,285
Net assets
At beginning of period	3,163,557,596	2,424,974,311
At end of period (including undistributed net investment income of $6,544,823 and $2,012,920, respectively)	$3,842,451,101	$3,163,557,596

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$16.01		$13.79	$12.04	$20.71	$15.33	$12.33
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.47	$0.54	$0.34	$0.35	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		2.26	1.75	(7.53)	5.38	2.94
Total from investment operations	$2.50		$2.73	$2.29	$(7.19)	$5.73	$3.24
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.51)	$(0.47)	$(0.41)	$(0.35)	$(0.24)
From net realized gain on investments	—		—	(0.07)	(1.07)	—	—
Total distributions declared to shareholders	$(0.26)		$(0.51)	$(0.54)	$(1.48)	$(0.35)	$(0.24)
Net asset value, end of period	$18.25		$16.01	$13.79	$12.04	$20.71	$15.33
Total return (%) (r)(s)(t)	15.76	(n)	20.17	19.78	(37.21)	37.77	26.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.07	1.10	1.05	1.05	1.11
Expenses after expense reductions (f)	1.03	(a)	1.07	1.10	1.04	1.05	1.11
Net investment income	3.37	(a)	3.20	4.44	1.95	1.92	2.24
Portfolio turnover	28		54	71	73	86	100
Net assets at end of period (000 omitted)	$2,307,542		$1,947,269	$1,766,611	$1,593,003	$2,479,305	$1,319,703

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$15.95		$13.75	$12.00	$20.64	$15.28	$12.29
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.36	$0.47	$0.21	$0.20	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		2.24	1.73	(7.51)	5.38	2.93
Total from investment operations	$2.43		$2.60	$2.20	$(7.30)	$5.58	$3.13
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.38)	$(0.27)	$(0.22)	$(0.14)
From net realized gain on investments	—		—	(0.07)	(1.07)	—	—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.45)	$(1.34)	$(0.22)	$(0.14)
Net asset value, end of period	$18.18		$15.95	$13.75	$12.00	$20.64	$15.28
Total return (%) (r)(s)(t)	15.32	(n)	19.18	18.94	(37.68)	36.73	25.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.82	1.85	1.79	1.80	1.86
Expenses after expense reductions (f)	1.78	(a)	1.82	1.85	1.78	1.80	1.86
Net investment income	2.62	(a)	2.45	3.86	1.20	1.13	1.51
Portfolio turnover	28		54	71	73	86	100
Net assets at end of period (000 omitted)	$239,897		$209,277	$196,483	$239,127	$593,215	$597,964

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$15.96		$13.75	$12.01	$20.65	$15.30	$12.30
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.36	$0.45	$0.21	$0.21	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		2.25	1.74	(7.51)	5.36	2.94
Total from investment operations	$2.43		$2.61	$2.19	$(7.30)	$5.57	$3.14
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.38)	$(0.27)	$(0.22)	$(0.14)
From net realized gain on investments	—		—	(0.07)	(1.07)	—	—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.45)	$(1.34)	$(0.22)	$(0.14)
Net asset value, end of period	$18.19		$15.96	$13.75	$12.01	$20.65	$15.30
Total return (%) (r)(s)(t)	15.32	(n)	19.27	18.86	(37.64)	36.64	25.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.82	1.85	1.80	1.80	1.86
Expenses after expense reductions (f)	1.78	(a)	1.82	1.85	1.79	1.80	1.86
Net investment income	2.62	(a)	2.44	3.67	1.20	1.15	1.51
Portfolio turnover	28		54	71	73	86	100
Net assets at end of period (000 omitted)	$579,339		$459,807	$299,351	$262,113	$402,178	$260,120

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$16.05		$13.82	$12.07	$20.74	$15.36	$12.35
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.50	$0.46	$0.39	$0.40	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		2.27	1.86	(7.54)	5.38	2.95
Total from investment operations	$2.52		$2.77	$2.32	$(7.15)	$5.78	$3.28
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.54)	$(0.50)	$(0.45)	$(0.40)	$(0.27)
From net realized gain on investments	—		—	(0.07)	(1.07)	—	—
Total distributions declared to shareholders	$(0.28)		$(0.54)	$(0.57)	$(1.52)	$(0.40)	$(0.27)
Net asset value, end of period	$18.29		$16.05	$13.82	$12.07	$20.74	$15.36
Total return (%) (r)(s)	15.86	(n)	20.50	20.03	(36.99)	38.03	26.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.82	0.82	0.79	0.80	0.86
Expenses after expense reductions (f)	0.78	(a)	0.82	0.82	0.78	0.80	0.86
Net investment income	3.64	(a)	3.37	3.60	2.17	2.17	2.45
Portfolio turnover	28		54	71	73	86	100
Net assets at end of period (000 omitted)	$248,045		$155,487	$39,175	$10,141	$19,230	$9,830

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$15.94		$13.73	$11.99	$20.63	$15.28	$12.29
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.36	$0.44	$0.20	$0.17	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		2.25	1.75	(7.50)	5.39	2.92
Total from investment operations	$2.42		$2.61	$2.19	$(7.30)	$5.56	$3.11
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.38)	$(0.27)	$(0.21)	$(0.12)
From net realized gain on investments	—		—	(0.07)	(1.07)	—	—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.45)	$(1.34)	$(0.21)	$(0.12)
Net asset value, end of period	$18.16		$15.94	$13.73	$11.99	$20.63	$15.28
Total return (%) (r)(s)	15.27	(n)	19.28	18.90	(37.69)	36.62	25.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.82	1.84	1.83	1.92	2.06
Expenses after expense reductions (f)	1.78	(a)	1.82	1.84	1.83	1.90	1.96
Net investment income	2.61	(a)	2.46	3.61	1.15	0.92	1.40
Portfolio turnover	28		54	71	73	86	100
Net assets at end of period (000 omitted)	$11,943		$10,157	$9,674	$7,689	$9,017	$1,902

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$15.98		$13.77	$12.02	$20.67	$15.31	$12.31
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.43	$0.50	$0.29	$0.27	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		2.25	1.76	(7.51)	5.38	2.94
Total from investment operations	$2.47		$2.68	$2.26	$(7.22)	$5.65	$3.18
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.47)	$(0.44)	$(0.36)	$(0.29)	$(0.18)
From net realized gain on investments	—		—	(0.07)	(1.07)	—	—
Total distributions declared to shareholders	$(0.24)		$(0.47)	$(0.51)	$(1.43)	$(0.29)	$(0.18)
Net asset value, end of period	$18.21		$15.98	$13.77	$12.02	$20.67	$15.31
Total return (%) (r)(s)	15.58	(n)	19.83	19.52	(37.35)	37.17	26.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.32	1.34	1.33	1.47	1.62
Expenses after expense reductions (f)	1.28	(a)	1.32	1.34	1.32	1.44	1.52
Net investment income	3.12	(a)	2.93	4.12	1.69	1.49	1.73
Portfolio turnover	28		54	71	73	86	100
Net assets at end of period (000 omitted)	$100,190		$79,748	$61,470	$49,039	$50,205	$14,413

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$15.99		$13.78	$12.03	$20.69	$15.32	$12.33
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.47	$0.54	$0.34	$0.33	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		2.25	1.75	(7.53)	5.37	2.95
Total from investment operations	$2.50		$2.72	$2.29	$(7.19)	$5.70	$3.21
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.51)	$(0.47)	$(0.40)	$(0.33)	$(0.22)
From net realized gain on investments	—		—	(0.07)	(1.07)	—	—
Total distributions declared to shareholders	$(0.26)		$(0.51)	$(0.54)	$(1.47)	$(0.33)	$(0.22)
Net asset value, end of period	$18.23		$15.99	$13.78	$12.03	$20.69	$15.32
Total return (%) (r)(s)	15.78	(n)	20.12	19.80	(37.21)	37.55	26.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.07	1.10	1.07	1.20	1.28
Expenses after expense reductions (f)	1.03	(a)	1.07	1.09	1.07	1.20	1.28
Net investment income	3.37	(a)	3.19	4.40	1.91	1.77	1.93
Portfolio turnover	28		54	71	73	86	100
Net assets at end of period (000 omitted)	$322,307		$277,390	$39,450	$31,360	$41,574	$10,786

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$16.02		$13.80	$12.05	$20.71	$15.34	$12.33
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.52	$0.54	$0.36	$0.40	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		2.24	1.78	(7.50)	5.35	2.99
Total from investment operations	$2.52		$2.76	$2.32	$(7.14)	$5.75	$3.27
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.54)	$(0.50)	$(0.45)	$(0.38)	$(0.26)
From net realized gain on investments	—		—	(0.07)	(1.07)	—	—
Total distributions declared to shareholders	$(0.28)		$(0.54)	$(0.57)	$(1.52)	$(0.38)	$(0.26)
Net asset value, end of period	$18.26		$16.02	$13.80	$12.05	$20.71	$15.34
Total return (%) (r)(s)	15.89	(n)	20.45	20.06	(37.01)	37.89	26.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.82	0.84	0.83	0.90	0.96
Expenses after expense reductions (f)	0.78	(a)	0.82	0.84	0.82	0.90	0.96
Net investment income	3.63	(a)	3.51	4.38	2.12	2.12	1.98
Portfolio turnover	28		54	71	73	86	100
Net assets at end of period (000 omitted)	$33,188		$24,422	$12,760	$5,537	$2,727	$637

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended October 31, 2009 would have each been lower by approximately 0.62%.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term

23

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

24

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,289,010,989	$—	$—	$2,289,010,989
Brazil	338,188,837	—	—	338,188,837
United Kingdom	179,816,839	—	—	179,816,839
Portugal	146,359,421	—	—	146,359,421
Israel	93,433,111	26,923,164	—	120,356,275
Spain	119,248,684	—	—	119,248,684
Czech Republic	81,849,155	—	—	81,849,155
Russia	62,163,518	—	—	62,163,518
Belgium	53,095,754	—	—	53,095,754
Other Countries	358,646,693	—	—	358,646,693
Corporate Bonds	—	33,223,198	—	33,223,198
Commercial Mortgage-Backed Securities	—	100,576	—	100,576
Short Term Securities	—	31,939,956	—	31,939,956
Mutual Funds	70,576,452	—	—	70,576,452
Total Investments	$3,792,389,453	$92,186,894	$—	$3,884,576,347

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(21,677,785)	$—	$(21,677,785)

25

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$307,906	$(21,985,691)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$(26,215,079)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(4,071,520)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an

27

Notes to Financial Statements (unaudited) – continued

event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for

28

Notes to Financial Statements (unaudited) – continued

netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed

29

Notes to Financial Statements (unaudited) – continued

of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$93,073,630

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$3,007,533,937
Gross appreciation	898,291,202
Gross depreciation	(21,248,792)
Net unrealized appreciation (depreciation)	$877,042,410

As of 10/31/10
Undistributed ordinary income	11,180,662
Capital loss carryforwards	(609,283,834)
Other temporary differences	(9,076,572)
Net unrealized appreciation (depreciation)	510,360,415

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(555,766,497)
10/31/18	(53,517,337)
$(609,283,834)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/11	Year ended 10/31/10
Class A	$31,990,792	$61,271,755
Class B	2,564,758	5,402,269
Class C	5,936,645	10,479,393
Class I	3,002,155	3,665,819
Class R1	128,575	267,916
Class R2	1,248,046	2,227,674
Class R3	4,486,075	9,041,684
Class R4	471,165	717,120
Total	$49,828,211	$93,073,630

31

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.60%
Average daily net assets in excess of $3 billion	0.55%

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2012. For the six months ended April 30, 2011, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $530,134 for the six months ended April 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,580,009
Class B	0.75%	0.25%	1.00%	1.00%	1,089,153
Class C	0.75%	0.25%	1.00%	1.00%	2,504,872
Class R1	0.75%	0.25%	1.00%	1.00%	54,204
Class R2	0.25%	0.25%	0.50%	0.50%	218,500
Class R3	—	0.25%	0.25%	0.25%	361,267
Total Distribution and Service Fees					$6,808,005

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service

32

Notes to Financial Statements (unaudited) – continued

fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2011, were as follows:

Amount
Class A	$1,860
Class B	123,577
Class C	25,956

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2011, the fee was $620,596, which equated to 0.0368% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,597,316.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

33

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $884 and the Retirement Deferral plan resulted in an expense of $6,427. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $42,081 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $17,991 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,551, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

34

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,139,525,414 and $933,624,671, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,515,908	$328,126,067	41,274,255	$609,813,673
Class B	1,379,449	23,142,239	2,486,626	36,564,278
Class C	5,364,845	89,930,248	10,804,397	159,153,321
Class I	5,383,674	92,441,709	8,497,708	125,844,446
Class R1	111,835	1,862,982	203,714	2,989,752
Class R2	1,113,870	18,662,618	1,770,421	26,043,882
Class R3	1,669,903	28,075,711	17,288,677	245,736,635
Class R4	448,592	7,499,719	1,146,011	16,997,355
	34,988,076	$589,741,293	83,471,809	$1,223,143,342
Shares issued to shareholders in reinvestment of distributions
Class A	1,591,809	$26,733,638	3,524,841	$51,806,193
Class B	130,759	2,180,791	296,461	4,344,013
Class C	253,705	4,238,316	503,181	7,384,680
Class I	57,359	976,080	73,349	1,084,466
Class R1	7,714	128,493	18,296	267,892
Class R2	70,100	1,174,609	142,345	2,090,522
Class R3	267,646	4,486,074	615,870	9,040,004
Class R4	25,876	435,783	38,738	570,908
	2,404,968	$40,353,784	5,213,081	$76,588,678
Shares reacquired
Class A	(16,288,160)	$(273,881,671)	(51,239,823)	$(744,828,655)
Class B	(1,434,984)	(23,999,032)	(3,959,324)	(58,062,452)
Class C	(2,578,636)	(43,097,119)	(4,261,093)	(62,379,978)
Class I	(1,571,138)	(26,408,563)	(1,715,774)	(25,120,197)
Class R1	(99,377)	(1,669,927)	(289,121)	(4,212,331)
Class R2	(673,616)	(11,308,915)	(1,386,723)	(20,259,449)
Class R3	(1,601,373)	(26,638,023)	(3,419,679)	(50,164,846)
Class R4	(181,460)	(3,035,120)	(584,502)	(8,709,932)
	(24,428,744)	$(410,038,370)	(66,856,039)	$(973,737,840)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	4,819,557	$80,978,034	(6,440,727)	$(83,208,789)
Class B	75,224	1,323,998	(1,176,237)	(17,154,161)
Class C	3,039,914	51,071,445	7,046,485	104,158,023
Class I	3,869,895	67,009,226	6,855,283	101,808,715
Class R1	20,172	321,548	(67,111)	(954,687)
Class R2	510,354	8,528,312	526,043	7,874,955
Class R3	336,176	5,923,762	14,484,868	204,611,793
Class R4	293,008	4,900,382	600,247	8,858,331
	12,964,300	$220,056,707	21,828,851	$325,994,180

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $15,625 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	104,111,347	567,112,611	(600,647,506)	70,576,452

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$73,273	$70,576,452

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

38

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

39

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

40

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global Total Return Fund

SEMIANNUAL REPORT

April 30, 2011

MWT-SEM

MFS® GLOBAL TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Government of Japan, 1.7% 2017	1.7%
U.S. Treasury Notes, TIPS, 1.25%, 2020	1.7%
Government of Japan, 1.3% 2014	1.4%
Vodafone Group PLC	1.4%
Government of Canada, 4.25% 2018	1.3%
Nestle SA	1.3%
Lockheed Martin Corp.	1.3%
Freddie Mac 4.5% 2040	1.2%
Heineken N.V.	1.2%
Johnson & Johnson	1.2%

Composition including fixed income credit quality (a)(i)
AAA	9.1%
AA	10.1%
A	3.3%
BBB	4.3%
BB	1.5%
B	0.1%
U.S. Government	4.2%
Federal Agencies	5.0%
Not Rated	(0.6)%
Non-Fixed Income	60.0%
Cash & Other	3.0%

Equity sectors
Financial Services	10.9%
Consumer Staples	9.4%
Health Care	9.1%
Energy	5.4%
Utilities & Communications	5.4%
Industrial Goods & Services	5.0%
Technology	4.9%
Special Products & Services	2.4%
Leisure	2.0%
Basic Materials	1.7%
Retailing	1.4%
Transportation	1.3%
Autos & Housing	1.1%

Fixed income sectors (i)
Non-U.S. Government Bonds	16.9%
High Grade Corporates	6.1%
Mortgage-Backed Securities	4.4%
U.S. Treasury Securities	3.6%
Emerging Markets Bonds	2.4%
Commercial Mortgage-Backed Securities	1.5%
High Yield Corporates	1.4%
U.S. Government Agencies	0.6%
Collateralized Debt Obligations	0.1%

Portfolio Composition – continued

Issuer country weightings (i)
United States	45.9%
Japan	12.9%
United Kingdom	11.6%
Switzerland	4.6%
Germany	3.9%
France	3.4%
Italy	3.1%
Netherlands	2.7%
Canada	2.5%
Other Countries	9.4%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2010 through April 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/10	Ending Account Value 4/30/11	Expenses Paid During Period (p) 11/01/10-4/30/11
A	Actual	1.25%	$1,000.00	$1,091.47	$6.48
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
B	Actual	2.00%	$1,000.00	$1,086.97	$10.35
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
C	Actual	2.00%	$1,000.00	$1,087.25	$10.35
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
I	Actual	1.00%	$1,000.00	$1,092.80	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R1	Actual	2.00%	$1,000.00	$1,087.63	$10.35
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
R2	Actual	1.50%	$1,000.00	$1,090.02	$7.77
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R3	Actual	1.25%	$1,000.00	$1,091.79	$6.48
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R4	Actual	1.00%	$1,000.00	$1,092.86	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 60.0%
Issuer	Shares/Par	Value ($)

Aerospace - 3.2%
Cobham PLC	768,401	$2,927,660
Honeywell International, Inc.	71,400	4,371,822
Lockheed Martin Corp.	127,660	10,117,055
Northrop Grumman Corp.	35,690	2,270,241
United Technologies Corp.	68,080	6,098,606

		$25,785,384
Alcoholic Beverages - 1.2%
Heineken N.V. (l)	156,801	$9,386,214

Automotive - 0.2%
USS Co. Ltd.	25,600	$1,966,389

Broadcasting - 1.5%
Fuji Television Network, Inc.	1,352	$1,814,702
Nippon Television Network Corp.	14,510	2,068,791
Omnicom Group, Inc.	72,370	3,559,880
Walt Disney Co.	114,740	4,945,297

		$12,388,670
Brokerage & Asset Managers - 0.3%
Daiwa Securities Group, Inc.	633,000	$2,736,290

Business Services - 2.4%
Accenture Ltd., “A”	108,180	$6,180,323
Amadeus Holdings AG (a)	96,201	2,014,782
Bunzl PLC	213,847	2,657,563
Compass Group PLC	364,840	3,562,004
Dun & Bradstreet Corp.	28,170	2,315,011
Nomura Research Institute Ltd.	105,100	2,268,310

		$18,997,993
Chemicals - 1.3%
3M Co.	34,690	$3,372,215
Givaudan S.A.	2,995	3,330,855
PPG Industries, Inc.	37,960	3,593,673

		$10,296,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.7%
Oracle Corp.	164,210	$5,919,771

Computer Software - Systems - 1.5%
Acer, Inc.	1,380,387	$2,583,541
International Business Machines Corp.	37,780	6,444,512
Konica Minolta Holdings, Inc.	311,000	2,743,323

		$11,771,376
Construction - 0.9%
Geberit AG	11,116	$2,602,301
Sherwin-Williams Co.	26,770	2,202,903
Stanley Black & Decker, Inc.	37,540	2,727,281

		$7,532,485
Consumer Products - 2.1%
Henkel KGaA, IPS	66,854	$4,552,976
Kao Corp.	217,100	5,438,369
Kose Corp.	64,200	1,678,418
Procter & Gamble Co.	31,035	2,014,172
Reckitt Benckiser Group PLC	52,480	2,913,817

		$16,597,752
Electrical Equipment - 1.0%
Danaher Corp.	45,910	$2,536,068
Legrand S.A.	88,138	4,024,721
Spectris PLC	62,710	1,553,408

		$8,114,197
Electronics - 1.7%
Halma PLC	269,494	$1,681,308
Intel Corp.	111,910	2,595,193
Samsung Electronics Co. Ltd.	5,180	4,316,465
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	352,584	4,759,884

		$13,352,850
Energy - Independent - 1.2%
Apache Corp.	31,530	$4,205,156
EOG Resources, Inc.	19,180	2,165,614
INPEX Corp.	433	3,321,708

		$9,692,478
Energy - Integrated - 3.9%
BP PLC	968,094	$7,479,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Chevron Corp.	64,480	$7,056,691
Exxon Mobil Corp.	71,740	6,313,120
Hess Corp.	28,870	2,481,665
Royal Dutch Shell PLC, “A”	212,447	8,241,643

		$31,572,811
Food & Beverages - 3.4%
General Mills, Inc.	93,190	$3,595,270
Groupe Danone	94,942	6,954,527
J.M. Smucker Co.	26,243	1,970,062
Kellogg Co.	29,970	1,716,382
Nestle S.A.	165,221	10,257,072
PepsiCo, Inc.	45,820	3,156,540

		$27,649,853
Food & Drug Stores - 0.8%
Lawson, Inc.	55,900	$2,746,281
Tesco PLC	582,443	3,926,072

		$6,672,353
General Merchandise - 0.4%
Target Corp.	59,000	$2,896,900

Insurance - 4.4%
Aon Corp.	58,570	$3,055,597
Hiscox Ltd.	294,296	2,026,773
ING Groep N.V. (a)	317,762	4,188,813
Jardine Lloyd Thompson Group PLC	170,094	1,998,760
MetLife, Inc.	146,410	6,850,524
Muenchener Ruckversicherungs-Gesellschaft AG (l)	15,897	2,624,184
Prudential Financial, Inc.	52,790	3,347,942
Swiss Reinsurance Co.	64,496	3,843,663
Travelers Cos., Inc.	60,070	3,801,230
Zurich Financial Services AG	12,551	3,525,888

		$35,263,374
Leisure & Toys - 0.3%
Hasbro, Inc.	45,230	$2,118,573

Machinery & Tools - 0.8%
GLORY Ltd.	69,000	$1,518,250
Neopost S.A.	31,444	3,000,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Schindler Holding AG	13,620	$1,761,940

		$6,280,441
Major Banks - 4.7%
Bank of America Corp.	273,040	$3,352,931
Bank of New York Mellon Corp.	211,378	6,121,507
Goldman Sachs Group, Inc.	31,080	4,693,391
HSBC Holdings PLC	535,642	5,863,927
JPMorgan Chase & Co.	121,360	5,537,657
PNC Financial Services Group, Inc.	34,880	2,174,419
State Street Corp.	63,060	2,935,443
Sumitomo Mitsui Financial Group, Inc.	51,400	1,590,188
Toronto-Dominion Bank	21,187	1,834,423
Wells Fargo & Co.	132,110	3,845,722

		$37,949,608
Medical & Health Technology & Services - 0.8%
Kobayashi Pharmaceutical Co. Ltd.	43,400	$2,052,187
Miraca Holdings, Inc.	69,700	2,651,469
Quest Diagnostics, Inc.	33,940	1,913,537

		$6,617,193
Medical Equipment - 2.0%
Becton, Dickinson & Co.	41,550	$3,570,807
Medtronic, Inc.	100,810	4,208,818
Smith & Nephew PLC	180,905	1,986,798
St. Jude Medical, Inc.	62,620	3,346,413
Synthes, Inc.	15,929	2,743,839

		$15,856,675
Network & Telecom - 1.0%
Cisco Systems, Inc.	89,890	$1,578,468
Ericsson, Inc., “B”	281,673	4,276,990
Nokia Oyj	272,241	2,508,089

		$8,363,547
Oil Services - 0.3%
Transocean, Inc. (a)	33,230	$2,417,483

Other Banks & Diversified Financials - 1.1%
DnB NOR A.S.A. (l)	253,745	$4,125,424
Hachijuni Bank Ltd.	168,000	1,003,656
MasterCard, Inc., “A”	9,400	2,593,366

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Sapporo Hokuyo Holdings, Inc.	202,300	$896,489

		$8,618,935
Pharmaceuticals - 6.3%
Abbott Laboratories	119,320	$6,209,413
Bayer AG (l)	51,927	4,564,708
GlaxoSmithKline PLC	420,184	9,162,709
Johnson & Johnson	141,310	9,286,893
Pfizer, Inc.	310,100	6,499,696
Roche Holding AG	40,527	6,573,339
Sanofi-Aventis S.A.	81,549	6,449,988
Santen Pharmaceutical Co. Ltd.	51,500	1,995,032

		$50,741,778
Railroad & Shipping - 0.3%
Canadian National Railway Co.	33,990	$2,631,846

Real Estate - 0.4%
Deutsche Wohnen AG (a)	146,143	$2,302,049
GSW Immobilien AG (a)	30,774	991,385

		$3,293,434
Restaurants - 0.2%
McDonald’s Corp.	25,080	$1,964,015

Specialty Chemicals - 0.4%
Shin-Etsu Chemical Co. Ltd.	59,000	$3,079,652

Specialty Stores - 0.2%
Esprit Holdings Ltd.	307,600	$1,279,315

Telecommunications - Wireless - 2.6%
KDDI Corp.	1,379	$9,244,383
Vodafone Group PLC	3,945,037	11,307,741

		$20,552,124
Telephone Services - 2.3%
AT&T, Inc.	234,600	$7,300,752
China Unicom Ltd.	978,000	1,989,686
Royal KPN N.V.	369,056	5,857,111
TDC A/S (a)	222,355	1,930,718
Telecom Italia S.p.A.	1,038,136	1,340,818

		$18,419,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Tobacco - 2.7%
British American Tobacco PLC		120,871	$5,271,527
Japan Tobacco, Inc.		1,129	4,418,360
Philip Morris International, Inc.		133,370	9,261,213
Reynolds American, Inc.		82,980	3,079,388

			$22,030,488
Trucking - 1.0%
Deutsche Post AG		130,000	$2,572,461
Yamato Holdings Co. Ltd.		346,800	5,531,516

			$8,103,977
Utilities - Electric Power - 0.5%
PG&E Corp.		91,410	$4,212,173
Total Common Stocks (Identified Cost, $373,585,020)			$483,124,225

Bonds - 37.2%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)		$840,000	$935,550

Asset-Backed & Securitized - 1.6%
Bayview Commercial Asset Trust, FRN, 1.701%, 2023 (z)	CAD	560,000	$503,482
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,599,626
Commercial Mortgage Asset Trust, “X”, 0.993%, 2032 (i)(z)		9,926,435	122,738
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		995,797	1,030,619
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		995,797	1,076,964
Commercial Mortgage Pass-Through Certificates, FRN, 0.409%, 2017 (n)		1,400,000	1,363,047
First Union National Bank Commercial Mortgage Trust, FRN, 1.329%, 2043 (i)(z)		2,024,062	1,208
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		547,413	544,676
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049		1,058,797	1,127,589
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051		1,813,786	1,944,618
Merrill Lynch Mortgage Trust, FRN, 6.02%, 2050		1,040,000	1,140,798
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.02%, 2050		214,544	229,501
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.097%, 2051		2,070,000	2,219,164

			$12,904,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 0.1%
Ford Motor Credit Co. LLC, 7.8%, 2012	$1,050,000	$1,111,657

Building - 0.2%
Mohawk Industries, Inc., 6.875%, 2016	$800,000	$862,000
Owens Corning, Inc., 6.5%, 2016	770,000	846,528

		$1,708,528
Cable TV - 0.3%
Comcast Corp., 5.15%, 2020	$730,000	$774,739
Cox Communications, Inc., 9.375%, 2019 (n)	398,000	526,080
DIRECTV Holdings LLC, 5.2%, 2020	667,000	699,936
Time Warner Cable, Inc., 5%, 2020	688,000	711,231

		$2,711,986
Chemicals - 0.3%
Ashland, Inc., 9.125%, 2017	$670,000	$774,688
Dow Chemical Co., 8.55%, 2019	580,000	743,613
Nalco Co., 8.25%, 2017	740,000	805,675

		$2,323,976
Consumer Products - 0.1%
Whirlpool Corp., 8%, 2012	$680,000	$722,625

Containers - 0.1%
Crown Americas LLC, 7.625%, 2017	$740,000	$808,450

Emerging Market Quasi-Sovereign - 1.1%
Banco del Estado de Chile, 4.125%, 2020 (n)	$100,000	$93,792
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	710,000	750,399
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	319,000	312,105
BNDES Participacoes S.A., 6.5%, 2019 (n)	192,000	211,200
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (z)	305,000	300,969
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	271,000	255,689
Empresa Nacional del Petroleo, 6.25%, 2019	265,000	283,922
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	100,000	100,013
Pemex Project Funding Master Trust, 5.75%, 2018	523,000	560,159
Petrobras International Finance Co., 7.875%, 2019	679,000	801,342
Petrobras International Finance Co., 5.375%, 2021	1,482,000	1,502,953
Petroleos Mexicanos, 6%, 2020	408,000	436,356
Petroleos Mexicanos, 5.5%, 2021	183,000	187,484
PTTEP Canada International Finance Ltd., 5.692%, 2021 (z)	700,000	707,706
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	850,000	966,198
SCF Capital Ltd., 5.375%, 2017 (n)	513,000	505,972

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
VTB Capital S.A., 6.465%, 2015 (n)		$176,000	$187,880
VTB Capital S.A., 6.551%, 2020 (n)		498,000	506,117

			$8,670,256
Emerging Market Sovereign - 0.8%
Federative Republic of Brazil, 5.625%, 2041		$695,000	$695,000
Republic of Hungary, 6.375%, 2021		516,000	535,350
Republic of Peru, 7.35%, 2025		700,000	812,000
Republic of Philippines, 5.5%, 2026		770,000	767,113
Republic of South Africa, 8%, 2018	ZAR	20,160,000	3,015,862
Republic of South Africa, 5.5%, 2020		$399,000	423,938
Republic of South Africa, 6.25%, 2041		422,000	436,770

			$6,686,033
Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.2%, 2040		$350,000	$349,034
Newfield Exploration Co., 6.625%, 2016		890,000	920,038

			$1,269,072
Financial Institutions - 0.2%
General Electric Capital Corp., 4.625%, 2021		$770,000	$773,967
SLM Corp., 6.25%, 2016		720,000	763,448

			$1,537,415
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$738,751
Kraft Foods, Inc., 6.5%, 2040		627,000	699,371
Miller Brewing Co., 5.5%, 2013 (n)		685,000	746,045
Pernod Ricard S.A., 5.75%, 2021 (z)		322,000	330,133
Tyson Foods, Inc., 6.6%, 2016		900,000	1,005,750

			$3,520,050
Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017		$625,000	$699,155

Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$57,000	$57,505
Votorantim Participacoes S.A., 6.75%, 2021 (n)		368,000	391,920

			$449,425
Gaming & Lodging - 0.2%
Host Hotels & Resorts, Inc., 6.75%, 2016		$1,330,000	$1,373,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$860,000	$804,100
UnumProvident Corp., 6.85%, 2015 (n)		1,367,000	1,535,685

			$2,339,785
Insurance - Property & Casualty - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,568,411
Chubb Corp., 6.375% to 2017, FRN to 2067		730,000	781,100
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,259,000	1,318,803

			$3,668,314
International Market Quasi-Sovereign - 0.4%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	1,910,000	$2,044,406
Eksportfinans A.S.A., 1.875%, 2013		$1,435,000	1,461,090

			$3,505,496
International Market Sovereign - 16.3%
Federal Republic of Germany, 3.75%, 2013	EUR	1,884,000	$2,901,074
Federal Republic of Germany, 3.75%, 2015	EUR	4,256,000	6,623,313
Federal Republic of Germany, 4.25%, 2018	EUR	746,000	1,195,775
Federal Republic of Germany, 6.25%, 2030	EUR	1,611,000	3,186,131
Government of Australia, 5.75%, 2021	AUD	2,570,000	2,883,768
Government of Canada, 4.5%, 2015	CAD	680,000	778,505
Government of Canada, 4.25%, 2018	CAD	8,834,000	10,127,612
Government of Japan, 1.3%, 2014	JPY	901,000,000	11,480,405
Government of Japan, 1.7%, 2017	JPY	1,060,000,000	13,896,552
Government of Japan, 1.1%, 2020	JPY	453,000,000	5,582,888
Government of Japan, 2.1%, 2024	JPY	572,650,000	7,502,622
Government of Japan, 2.2%, 2027	JPY	137,700,000	1,787,543
Government of Japan, 2.4%, 2037	JPY	131,350,000	1,711,109
Kingdom of Belgium, 5.5%, 2017	EUR	2,255,000	3,654,120
Kingdom of Spain, 4.6%, 2019	EUR	5,171,000	7,439,595
Kingdom of Sweden, 5%, 2020	SEK	8,355,000	1,581,137
Republic of Austria, 4.65%, 2018	EUR	1,374,000	2,198,437
Republic of Finland, 3.875%, 2017	EUR	2,308,000	3,570,925
Republic of France, 6%, 2025	EUR	1,497,000	2,739,850
Republic of France, 4.75%, 2035	EUR	1,774,000	2,900,695
Republic of Italy, 4.75%, 2013	EUR	4,215,000	6,448,069
Republic of Italy, 5.25%, 2017	EUR	5,307,000	8,322,265
Republic of Italy, 3.75%, 2021	EUR	2,901,000	3,982,719
United Kingdom Treasury, 8%, 2015	GBP	2,937,000	6,139,926
United Kingdom Treasury, 5%, 2018	GBP	2,004,000	3,775,712
United Kingdom Treasury, 8%, 2021	GBP	1,952,000	4,500,631
United Kingdom Treasury, 4.25%, 2027	GBP	1,317,000	2,256,409

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 4.25%, 2036	GBP	1,135,000	$1,910,957

			$131,078,744
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017 (n)		$890,000	$994,575

Major Banks - 2.1%
ABN Amro Bank N.V., FRN, 2.043%, 2014 (n)		$1,280,000	$1,308,228
Bank of America Corp., 7.625%, 2019		1,070,000	1,262,544
BB&T Corp., 3.95%, 2016		1,290,000	1,347,540
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,100,000	1,089,000
Credit Suisse (USA), Inc., 6%, 2018		1,140,000	1,236,514
HSBC USA, Inc., 4.875%, 2020		600,000	597,248
Intesa Sanpaolo S.p.A., FRN, 2.712%, 2014 (n)		1,644,000	1,684,896
JPMorgan Chase & Co., 4.25%, 2020		1,310,000	1,273,725
Macquarie Group Ltd., 6.25%, 2021 (n)		760,000	778,950
Morgan Stanley, 7.3%, 2019		980,000	1,123,782
Morgan Stanley, 5.75%, 2021		460,000	478,475
PNC Financial Services Group, Inc., 5.125%, 2020		1,450,000	1,549,567
Royal Bank of Scotland PLC, 6.125%, 2021		1,390,000	1,471,881
Sumitomo Mitsui Banking, 3.1%, 2016 (n)		770,000	773,159
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		770,000	785,092

			$16,760,601
Metals & Mining - 0.6%
ArcelorMittal, 6.125%, 2018		$382,000	$413,305
ArcelorMittal, 5.25%, 2020		300,000	301,569
ArcelorMittal, 5.5%, 2021		820,000	831,302
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)		1,213,000	1,170,993
Peabody Energy Corp., 7.375%, 2016		740,000	834,350
Southern Copper Corp., 6.75%, 2040		290,000	284,316
Teck Resources Ltd., 10.75%, 2019		574,000	734,031
Vale Overseas Ltd., 5.625%, 2019		100,000	106,423
Vale Overseas Ltd., 4.625%, 2020		316,000	312,625

			$4,988,914
Mortgage-Backed - 4.4%
Fannie Mae, 4.768%, 2012		$1,097,279	$1,133,369
Fannie Mae, 4.518%, 2013		77,398	81,274
Fannie Mae, 5.371%, 2013		258,470	269,638
Fannie Mae, 4.78%, 2015		341,638	368,963
Fannie Mae, 4.79%, 2015		358,698	387,293
Fannie Mae, 4.856%, 2015		270,127	291,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.5%, 2015	$259,428	$275,395
Fannie Mae, 5.09%, 2016	362,000	392,999
Fannie Mae, 5.424%, 2016	321,716	353,303
Fannie Mae, 4.99%, 2017	238,396	257,810
Fannie Mae, 5.05%, 2017	324,609	352,419
Fannie Mae, 5.161%, 2018	766,515	837,183
Fannie Mae, 5.1%, 2019	337,719	364,761
Fannie Mae, 5.18%, 2019	337,856	365,843
Fannie Mae, 6.16%, 2019	277,607	309,889
Fannie Mae, 4.5%, 2025 - 2040	3,085,569	3,208,688
Fannie Mae, 6%, 2037 - 2038	1,585,767	1,736,121
Fannie Mae, 5%, 2040	6,635,940	7,028,014
Freddie Mac, 3.882%, 2017	733,000	759,736
Freddie Mac, 5.085%, 2019	589,000	623,789
Freddie Mac, 3.32%, 2020	597,077	609,420
Freddie Mac, 5%, 2022 - 2028	1,226,863	1,297,378
Freddie Mac, 5.5%, 2037	1,362,412	1,471,794
Freddie Mac, 4.5%, 2040	9,575,547	9,850,999
Ginnie Mae, 5%, 2040	2,540,358	2,725,300

		$35,352,382
Network & Telecom - 0.1%
Telecom Italia Capital, 7.175%, 2019	$1,105,000	$1,245,893

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$720,000	$808,214

Oils - 0.1%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,148,000	$1,168,090

Other Banks & Diversified Financials - 0.3%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,000,000	$993,778
Citigroup, Inc., 6.125%, 2018	1,250,000	1,380,286

		$2,374,064
Real Estate - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,140,000	$1,247,595

Retailers - 0.2%
Home Depot, Inc., 5.95%, 2041	$678,000	$695,249
Limited Brands, Inc., 7%, 2020	740,000	784,400

		$1,479,649

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.1%
Best Buy Co., Inc., 6.75%, 2013	$375,000	$410,667

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,250,000	$1,352,844

Tobacco - 0.2%
Altria Group, Inc., 9.7%, 2018	$820,000	$1,091,811
Lorillard Tobacco Co., 6.875%, 2020	680,000	748,665

		$1,840,476
U.S. Government Agencies and Equivalents - 0.6%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,224,912
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	527,000	515,438
Small Business Administration, 5.09%, 2025	130,050	139,254
Small Business Administration, 5.21%, 2026	1,728,672	1,854,821
Small Business Administration, 5.31%, 2027	893,737	962,116

		$4,696,541
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds, 6.875%, 2025	$562,000	$749,040
U.S. Treasury Bonds, 4.5%, 2039	738,600	750,141
U.S. Treasury Notes, 1.375%, 2013	3,850,000	3,908,212
U.S. Treasury Notes, 4.125%, 2015	188,000	207,167
U.S. Treasury Notes, 4.75%, 2017	6,630,000	7,527,119
U.S. Treasury Notes, 3.5%, 2020	6,988,000	7,171,994
U.S. Treasury Notes, TIPS, 1.25%, 2020 (f)	12,598,494	13,292,394

		$33,606,067
Utilities - Electric Power - 0.4%
Enel Finance International S.A., 6%, 2039 (n)	$731,000	$697,573
Progress Energy, Inc., 7.05%, 2019	1,160,000	1,394,284
TECO Energy, Inc., 6.572%, 2017	780,000	901,656

		$2,993,513
Total Bonds (Identified Cost, $282,542,965)		$299,343,857

Money Market Funds (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	11,290,338	$11,290,338

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 2.0%
Issuer	Shares/Par	Value ($)

Goldman Sachs Repurchase Agreement, 0.04%, dated 4/29/11, due 5/02/11, total to be received $16,165,263 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $16,488,515 in an individually traded account), at Cost	$16,165,209	$16,165,209
Total Investments (Identified Cost, $683,583,532)		$809,923,629

Other Assets, Less Liabilities - (0.6)%		(4,652,662)
Net Assets - 100.0%		$805,270,967

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,121,022, representing 3.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.701%, 2023	5/25/06	$506,329	$503,482
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	4/20/11	298,041	300,969
Commercial Mortgage Asset Trust, “X”, 0.993%, 2032	8/25/03	201,705	122,738
First Union National Bank Commercial Mortgage Trust, FRN, 1.329%, 2043	12/11/03	6,286	1,208
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	531,076	544,676
PTTEP Canada International Finance Ltd., 5.692%, 2021	3/29/11	700,000	707,706
Pernod Ricard S.A., 5.75%, 2021	4/04/11	323,943	330,133
Total Restricted Securities			$2,510,912
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Portfolio of Investments (unaudited) – continued

REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp	710,706	7/12/11	$739,508	$771,875	$32,367
BUY	CAD	Barclays Bank PLC	427,000	7/12/11	447,712	450,541	2,829
BUY	CAD	Goldman Sachs International	293,000	7/12/11	302,733	309,153	6,420
BUY	CAD	HSBC Bank	597,000	7/12/11	622,887	629,913	7,026
BUY	CHF	Credit Suisse Group	2,180,000	7/12/11	2,379,731	2,521,203	141,472
BUY	CNY	JPMorgan Chase Bank N.A.	7,885,000	5/06/11- 6/15/11	1,209,913	1,217,691	7,778
BUY	CZK	Barclays Bank PLC	310,000	7/12/11	18,173	18,974	801
BUY	CZK	UBS AG	6,402,000	7/12/11	373,008	391,850	18,842

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	DKK	Credit Suisse Group	6,747,486	7/12/11	$1,303,232	$1,337,981	$34,749
BUY	EUR	Citibank N.A.	1,080,000	6/15/11	1,531,332	1,597,738	66,406
BUY	EUR	Credit Suisse Group	1,332,000	7/12/11	1,930,500	1,968,984	38,484
BUY	EUR	Goldman Sachs International	93,000	7/12/11	133,011	137,474	4,463
BUY	EUR	HSBC Bank	212,000	7/12/11	312,895	313,382	487
BUY	EUR	JPMorgan Chase Bank N.A.	3,327,278	6/15/11- 7/12/11	4,744,453	4,919,063	174,610
BUY	EUR	UBS AG	15,386,228	6/15/11	21,492,436	22,762,181	1,269,745
BUY	GBP	Barclays Bank PLC	386,922	7/12/11	630,455	645,702	15,247
BUY	GBP	Deutsche Bank AG	386,922	7/12/11	630,689	645,702	15,013
BUY	GBP	Goldman Sachs International	80,000	7/12/11	130,634	133,505	2,871
BUY	GBP	Royal Bank of Scotland Group PLC	62,000	7/12/11	101,493	103,467	1,974
BUY	HUF	Barclays Bank PLC	146,897,000	7/12/11	796,190	816,156	19,966
BUY	HUF	HSBC BANK USA	139,181,000	7/12/11	745,519	773,286	27,767
BUY	IDR	HSBC BANK USA	6,591,082,000	5/11/11	731,530	768,494	36,964
BUY	IDR	JPMorgan Chase Bank N.A.	6,661,595,000	5/26/11	771,911	774,570	2,659
BUY	ILS	JPMorgan Chase Bank N.A.	5,375,000	6/13/11	1,505,096	1,586,771	81,675
BUY	JPY	Barclays Bank PLC	14,211,000	7/12/11	173,695	175,259	1,564
BUY	JPY	Citibank N.A.	76,042,000	7/12/11	920,056	937,797	17,741
BUY	JPY	Credit Suisse Group	1,248,948,422	7/12/11	14,710,644	15,402,807	692,163
BUY	JPY	Goldman Sachs International	5,604,000	7/12/11	68,748	69,112	364
BUY	JPY	HSBC Bank	148,930,000	7/12/11	1,793,905	1,836,697	42,792
BUY	JPY	JPMorgan Chase Bank N.A.	14,403,000	7/12/11	176,403	177,627	1,224

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	JPY	UBS AG	6,104,000	7/12/11	$72,697	$75,278	$2,581
BUY	KRW	JPMorgan Chase Bank N.A.	3,214,918,000	5/25/11	2,956,518	2,995,464	38,946
BUY	MXN	Citibank N.A.	19,967,000	7/05/11	1,675,423	1,724,074	48,651
BUY	MYR	JPMorgan Chase Bank N.A.	1,849,000	7/21/11	610,533	620,622	10,089
BUY	NOK	Citibank N.A.	495,000	7/12/11	92,384	93,937	1,553
BUY	NOK	Deutsche Bank AG	14,914,000	7/12/11	2,712,179	2,830,271	118,092
BUY	NZD	Barclays Bank PLC	394,000	7/12/11	306,284	317,296	11,012
BUY	NZD	Goldman Sachs International	51,000	7/12/11	40,462	41,072	610
BUY	PHP	Barclays Bank PLC	65,070,000	5/03/11	1,500,865	1,519,972	19,107
SELL	PHP	JPMorgan Chase Bank N.A.	32,695,000	5/03/11	765,690	763,723	1,967
BUY	PHP	JPMorgan Chase Bank N.A.	33,327,000	6/24/11	773,607	776,220	2,613
BUY	PLN	Deutsche Bank AG LONDON	3,033,000	5/23/11	1,103,310	1,140,185	36,875
BUY	SEK	Citibank N.A.	2,811,000	7/12/11	460,852	463,384	2,532
BUY	SEK	Credit Suisse Group	2,963,903	7/12/11	473,429	488,589	15,160
BUY	SGD	Deutsche Bank AG	1,357,500	7/12/11	1,076,522	1,109,023	32,501
BUY	SGD	HSBC Bank	1,357,500	7/12/11	1,076,749	1,109,024	32,275
BUY	SGD	JPMorgan Chase Bank N.A.	932,000	5/06/11	732,647	761,407	28,760
BUY	THB	JPMorgan Chase Bank N.A.	18,695,000	5/18/11	613,353	625,905	12,552
BUY	TWD	Barclays Bank PLC	32,436,400	6/24/11	1,120,235	1,133,196	12,961
BUY	ZAR	Barclays Bank PLC	406,000	6/14/11	60,201	61,460	1,259

							$3,196,559

Liability Derivatives
SELL	AUD	Citibank N.A.	46,000	5/09/11	$47,368	$50,382	$(3,014)
SELL	CAD	Goldman Sachs International	3,989,388	7/12/11	4,124,975	4,209,325	(84,350)
BUY	CNY	Deutsche Bank AG LONDON	12,222,000	10/25/11	1,908,346	1,908,330	(16)
BUY	EUR	Citibank N.A.	25,000	7/12/11	36,979	36,956	(23)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Barclays Bank PLC	613,000	7/12/11	$870,787	$906,146	$(35,359)
SELL	EUR	Citibank N.A.	298,000	7/12/11	421,702	440,509	(18,807)
SELL	EUR	Credit Suisse Group	78,000	7/12/11	110,677	115,301	(4,624)
SELL	EUR	UBS AG	2,529,174	7/12/11	3,643,751	3,738,668	(94,917)
SELL	GBP	Barclays Bank PLC	2,244,678	7/12/11	3,646,390	3,745,956	(99,566)
SELL	ILS	JPMorgan Chase Bank N.A.	5,378,000	6/13/11	1,507,921	1,587,657	(79,736)
SELL	JPY	Barclays Bank PLC	74,007,000	7/12/11	872,807	912,700	(39,893)
SELL	JPY	UBS AG	29,524,000	7/12/11	347,398	364,109	(16,711)
BUY	PHP	JPMorgan Chase Bank N.A.	32,695,000	6/24/11	768,390	761,500	(6,890)
SELL	PHP	Barclays Bank PLC	32,375,000	5/03/11	746,140	756,249	(10,109)
BUY	THB	HSBC BANK USA	23,054,000	7/25/11	771,295	770,865	(430)
SELL	ZAR	Barclays Bank PLC	7,635,988	6/14/11	1,090,653	1,155,936	(65,283)
SELL	ZAR	Deutsche Bank AG	7,635,988	6/14/11	1,091,074	1,155,936	(64,862)

							$(624,590)

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	38	$4,603,344	June - 2011	$(109,383)

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $672,293,194)	$798,633,291
Underlying affiliated funds, at cost and value	11,290,338
Total investments, at value, including $15,343,602 of securities on loan (identified cost, $683,583,532)	$809,923,629
Cash	129,667
Foreign currency, at value (identified cost, $12,566)	12,566
Receivables for
Forward foreign currency exchange contracts	3,196,559
Investments sold	8,888,707
Fund shares sold	1,247,267
Interest and dividends	5,643,133
Other assets	5,027
Total assets	$829,046,555
Liabilities
Payables for
Forward foreign currency exchange contracts	$624,590
Daily variation margin on open futures contracts	7,125
Investments purchased	5,640,678
Fund shares reacquired	934,893
Collateral for securities loaned, at value	16,165,209
Payable to affiliates
Investment adviser	50,740
Shareholder servicing costs	218,497
Distribution and service fees	30,300
Payable for independent Trustees’ compensation	37,848
Accrued expenses and other liabilities	65,708
Total liabilities	$23,775,588
Net assets	$805,270,967
Net assets consist of
Paid-in capital	$723,250,510
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	128,965,588
Accumulated net realized gain (loss) on investments and foreign currency transactions	(47,419,798)
Undistributed net investment income	474,667
Net assets	$805,270,967
Shares of beneficial interest outstanding	56,315,098

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$494,702,828	34,727,134	$14.25
Class B	59,105,328	4,058,613	14.56
Class C	180,089,278	12,503,536	14.40
Class I	23,462,025	1,660,474	14.13
Class R1	3,123,036	217,620	14.35
Class R2	5,356,844	378,562	14.15
Class R3	5,604,418	394,449	14.21
Class R4	33,827,210	2,374,710	14.24

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.12 [100 / 94.25 x $14.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,890,023
Interest	5,280,209
Dividends from underlying affiliated funds	22,061
Foreign taxes withheld	(350,834)
Total investment income	$11,841,459
Expenses
Management fee	$3,156,515
Distribution and service fees	1,749,747
Shareholder servicing costs	490,751
Administrative services fee	55,647
Independent Trustees’ compensation	13,960
Custodian fee	86,927
Shareholder communications	32,926
Auditing fees	29,892
Legal fees	6,478
Miscellaneous	90,303
Total expenses	$5,713,146
Fees paid indirectly	(263)
Reduction of expenses by investment adviser	(199,736)
Net expenses	$5,513,147
Net investment income	$6,328,312
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$8,708,978
Foreign currency transactions	663,419
Net realized gain (loss) on investments and foreign currency transactions	$9,372,397
Change in unrealized appreciation (depreciation)
Investments (net of $989 decrease in deferred country tax)	$49,103,270
Futures contracts	(109,383)
Translation of assets and liabilities in foreign currencies	1,889,354
Net unrealized gain (loss) on investments and foreign currency translation	$50,883,241
Net realized and unrealized gain (loss) on investments and foreign currency	$60,255,638
Change in net assets from operations	$66,583,950

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10
From operations
Net investment income	$6,328,312	$10,795,477
Net realized gain (loss) on investments and foreign currency transactions	9,372,397	8,685,664
Net unrealized gain (loss) on investments and foreign currency translation	50,883,241	37,869,203
Change in net assets from operations	$66,583,950	$57,350,344
Distributions declared to shareholders
From net investment income	$(13,380,991)	$(12,737,529)
Change in net assets from fund share transactions	$6,982,430	$7,327,276
Total change in net assets	$60,185,389	$51,940,091
Net assets
At beginning of period	745,085,578	693,145,487
At end of period (including undistributed net investment income of $474,667 and $7,527,346, respectively)	$805,270,967	$745,085,578

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.31		$12.49	$11.23	$15.66	$15.05	$14.30
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.22	$0.20	$0.27	$0.29	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.07		0.85	1.53	(3.10)	1.67	1.80
Total from investment operations	$1.20		$1.07	$1.73	$(2.83)	$1.96	$2.08
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.25)	$(0.37)	$(0.56)	$(0.30)	$(0.22)
From net realized gain on investments	—		—	(0.10)	(1.04)	(1.05)	(1.11)
Total distributions declared to shareholders	$(0.26)		$(0.25)	$(0.47)	$(1.60)	$(1.35)	$(1.33)
Net asset value, end of period	$14.25		$13.31	$12.49	$11.23	$15.66	$15.05
Total return (%) (r)(s)(t)	9.15	(n)	8.71	16.10	(19.92)	13.89	15.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.33	1.39	1.42	1.46	1.52
Expenses after expense reductions (f)	1.25	(a)	1.25	1.27	1.30	1.30	1.30
Net investment income	1.89	(a)	1.71	1.77	1.97	1.97	1.95
Portfolio turnover	23		66	75	96	66	82
Net assets at end of period (000 omitted)	$494,703		$466,793	$434,536	$368,117	$450,366	$403,848

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.60		$12.76	$11.46	$15.93	$15.28	$14.47
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.12	$0.12	$0.18	$0.20	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		0.88	1.57	(3.15)	1.70	1.82
Total from investment operations	$1.16		$1.00	$1.69	$(2.97)	$1.90	$2.01
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.16)	$(0.29)	$(0.46)	$(0.20)	$(0.09)
From net realized gain on investments	—		—	(0.10)	(1.04)	(1.05)	(1.11)
Total distributions declared to shareholders	$(0.20)		$(0.16)	$(0.39)	$(1.50)	$(1.25)	$(1.20)
Net asset value, end of period	$14.56		$13.60	$12.76	$11.46	$15.93	$15.28
Total return (%) (r)(s)(t)	8.70	(n)	7.86	15.27	(20.39)	13.16	14.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.08	2.11	2.07	2.11	2.17
Expenses after expense reductions (f)	2.00	(a)	2.00	1.98	1.95	1.95	1.95
Net investment income	1.15	(a)	0.96	1.05	1.32	1.32	1.29
Portfolio turnover	23		66	75	96	66	82
Net assets at end of period (000 omitted)	$59,105		$54,548	$53,054	$59,239	$95,689	$115,336

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.45		$12.62	$11.35	$15.80	$15.18	$14.39
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.12	$0.12	$0.18	$0.20	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		0.87	1.54	(3.12)	1.68	1.81
Total from investment operations	$1.16		$0.99	$1.66	$(2.94)	$1.88	$2.00
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.16)	$(0.29)	$(0.47)	$(0.21)	$(0.10)
From net realized gain on investments	—		—	(0.10)	(1.04)	(1.05)	(1.11)
Total distributions declared to shareholders	$(0.21)		$(0.16)	$(0.39)	$(1.51)	$(1.26)	$(1.21)
Net asset value, end of period	$14.40		$13.45	$12.62	$11.35	$15.80	$15.18
Total return (%) (r)(s)(t)	8.72	(n)	7.88	15.22	(20.39)	13.12	14.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.08	2.11	2.07	2.11	2.17
Expenses after expense reductions (f)	2.00	(a)	2.00	1.99	1.95	1.95	1.95
Net investment income	1.14	(a)	0.96	1.04	1.32	1.32	1.29
Portfolio turnover	23		66	75	96	66	82
Net assets at end of period (000 omitted)	$180,089		$170,189	$155,007	$123,754	$132,343	$99,019

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.20		$12.39	$11.16	$15.55	$14.95	$14.23
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.25	$0.20	$0.31	$0.35	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		0.85	1.54	(3.05)	1.66	1.79
Total from investment operations	$1.20		$1.10	$1.74	$(2.74)	$2.01	$2.11
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.29)	$(0.41)	$(0.61)	$(0.36)	$(0.28)
From net realized gain on investments	—		—	(0.10)	(1.04)	(1.05)	(1.11)
Total distributions declared to shareholders	$(0.27)		$(0.29)	$(0.51)	$(1.65)	$(1.41)	$(1.39)
Net asset value, end of period	$14.13		$13.20	$12.39	$11.16	$15.55	$14.95
Total return (%) (r)(s)	9.28	(n)	8.97	16.27	(19.51)	14.31	16.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.09	1.07	1.11	1.12
Expenses after expense reductions (f)	1.00	(a)	1.00	0.99	0.95	0.95	0.95
Net investment income	2.29	(a)	1.97	1.76	2.31	2.34	2.28
Portfolio turnover	23		66	75	96	66	82
Net assets at end of period (000 omitted)	$23,462		$13,801	$15,697	$3,066	$3,691	$4,133

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.40		$12.58	$11.32	$15.77	$15.17	$14.40
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.12	$0.12	$0.17	$0.17	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		0.86	1.54	(3.11)	1.69	1.81
Total from investment operations	$1.16		$0.98	$1.66	$(2.94)	$1.86	$1.99
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.16)	$(0.30)	$(0.47)	$(0.21)	$(0.11)
From net realized gain on investments	—		—	(0.10)	(1.04)	(1.05)	(1.11)
Total distributions declared to shareholders	$(0.21)		$(0.16)	$(0.40)	$(1.51)	$(1.26)	$(1.22)
Net asset value, end of period	$14.35		$13.40	$12.58	$11.32	$15.77	$15.17
Total return (%) (r)(s)	8.76	(n)	7.83	15.20	(20.42)	13.00	14.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.08	2.10	2.11	2.24	2.39
Expenses after expense reductions (f)	2.00	(a)	2.00	1.99	1.98	2.05	2.05
Net investment income	1.13	(a)	0.97	1.02	1.26	1.11	1.23
Portfolio turnover	23		66	75	96	66	82
Net assets at end of period (000 omitted)	$3,123		$3,042	$2,460	$1,161	$1,044	$363

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.22		$12.41	$11.17	$15.57	$14.97	$14.24
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.19	$0.18	$0.24	$0.23	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		0.84	1.51	(3.06)	1.68	1.77
Total from investment operations	$1.17		$1.03	$1.69	$(2.82)	$1.91	$2.02
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.22)	$(0.35)	$(0.54)	$(0.26)	$(0.18)
From net realized gain on investments	—		—	(0.10)	(1.04)	(1.05)	(1.11)
Total distributions declared to shareholders	$(0.24)		$(0.22)	$(0.45)	$(1.58)	$(1.31)	$(1.29)
Net asset value, end of period	$14.15		$13.22	$12.41	$11.17	$15.57	$14.97
Total return (%) (r)(s)	9.00	(n)	8.39	15.81	(19.98)	13.57	15.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.58	1.61	1.59	1.80	1.94
Expenses after expense reductions (f)	1.50	(a)	1.50	1.49	1.47	1.60	1.60
Net investment income	1.66	(a)	1.48	1.57	1.81	1.58	1.76
Portfolio turnover	23		66	75	96	66	82
Net assets at end of period (000 omitted)	$5,357		$4,738	$5,459	$3,202	$2,306	$1,185

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.27		$12.46	$11.21	$15.62	$15.02	$14.28
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.21	$0.20	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	1.07		0.85	1.53	(3.08)	1.66	1.75
Total from investment operations	$1.20		$1.06	$1.73	$(2.80)	$1.95	$2.06
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.25)	$(0.38)	$(0.57)	$(0.30)	$(0.21)
From net realized gain on investments	—		—	(0.10)	(1.04)	(1.05)	(1.11)
Total distributions declared to shareholders	$(0.26)		$(0.25)	$(0.48)	$(1.61)	$(1.35)	$(1.32)
Net asset value, end of period	$14.21		$13.27	$12.46	$11.21	$15.62	$15.02
Total return (%) (r)(s)	9.18	(n)	8.65	16.10	(19.80)	13.84	15.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.33	1.36	1.35	1.50	1.57
Expenses after expense reductions (f)	1.25	(a)	1.25	1.24	1.23	1.35	1.35
Net investment income	1.88	(a)	1.70	1.78	2.02	1.94	2.10
Portfolio turnover	23		66	75	96	66	82
Net assets at end of period (000 omitted)	$5,604		$5,223	$4,593	$3,431	$3,951	$1,303

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.30		$12.49	$11.24	$15.65	$15.03	$14.29
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.25	$0.23	$0.29	$0.28	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		0.85	1.53	(3.05)	1.71	1.87
Total from investment operations	$1.21		$1.10	$1.76	$(2.76)	$1.99	$2.12
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.29)	$(0.41)	$(0.61)	$(0.32)	$(0.27)
From net realized gain on investments	—		—	(0.10)	(1.04)	(1.05)	(1.11)
Total distributions declared to shareholders	$(0.27)		$(0.29)	$(0.51)	$(1.65)	$(1.37)	$(1.38)
Net asset value, end of period	$14.24		$13.30	$12.49	$11.24	$15.65	$15.03
Total return (%) (r)(s)	9.29	(n)	8.90	16.33	(19.53)	14.13	15.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.11	1.05	1.21	1.30
Expenses after expense reductions (f)	1.00	(a)	1.00	0.99	0.95	1.05	1.05
Net investment income	2.20	(a)	1.98	2.07	2.15	2.00	1.77
Portfolio turnover	23		66	75	96	66	82
Net assets at end of period (000 omitted)	$33,827		$26,752	$22,340	$14,809	$428	$661

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such

Notes to Financial Statements (unaudited) – continued

options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity

Notes to Financial Statements (unaudited) – continued

securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$222,098,790	$—	$—	$222,098,790
United Kingdom	72,561,404	—	—	72,561,404
Japan	—	60,763,764	—	60,763,764
Switzerland	34,638,898	—	—	34,638,898
France	20,429,487	—	—	20,429,487
Netherlands	19,432,139	—	—	19,432,139
Germany	17,607,763	—	—	17,607,763
Taiwan	7,343,425	—	—	7,343,425
Canada	4,466,268	—	—	4,466,268
Other Countries	23,782,287	—	—	23,782,287
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	38,302,608	—	38,302,608
Non-U.S. Sovereign Debt	—	149,940,529	—	149,940,529
Corporate Bonds	—	40,930,140	—	40,930,140
Residential Mortgage-Backed Securities	—	35,352,382	—	35,352,382
Commercial Mortgage-Backed Securities	—	12,359,355	—	12,359,355
Asset-Backed Securities (including CDOs)	—	544,675	—	544,675
Foreign Bonds	—	21,914,168	—	21,914,168
Short Term Securities	—	16,165,209	—	16,165,209
Mutual Funds	11,290,338	—	—	11,290,338
Total Investments	$433,650,799	$376,272,830	$—	$809,923,629

Other Financial Instruments
Futures	$(109,383)	$—	$—	$(109,383)
Forward Currency Contracts	—	2,571,969	—	2,571,969

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and

Notes to Financial Statements (unaudited) – continued

instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(109,383)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	3,196,559	(624,590)
Total		$3,196,559	$(733,973)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$—	$(23,940)
Foreign Exchange	764,321	(38,539)
Total	$764,321	$(62,479)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(109,383)	$—	$(3,388)
Foreign Exchange	—	1,889,962	37,616
Total	$(109,383)	$1,889,962	$34,228

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.

Notes to Financial Statements (unaudited) – continued

The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon

Notes to Financial Statements (unaudited) – continued

the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against

Notes to Financial Statements (unaudited) – continued

declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses

Notes to Financial Statements (unaudited) – continued

arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting

Notes to Financial Statements (unaudited) – continued

principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$12,737,529

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$708,755,914
Gross appreciation	107,436,304
Gross depreciation	(6,268,589)
Net unrealized appreciation (depreciation)	$101,167,715

As of 10/31/10
Undistributed ordinary income	9,449,076
Capital loss carryforwards	(30,758,854)
Other temporary differences	(2,673,115)
Net unrealized appreciation (depreciation)	52,827,485

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(29,492,307)
10/31/18	(1,266,547)
$(30,758,854)

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/11	Year ended 10/31/10
Class A	$8,890,999	$9,008,119
Class B	821,647	642,341
Class C	2,588,517	1,978,324
Class I	277,938	342,555
Class R1	45,596	31,784
Class R2	86,420	94,184
Class R3	106,567	95,053
Class R4	563,307	545,169
Total	$13,380,991	$12,737,529

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million and 0.70% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012. This management fee reduction amounted to $115,050, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.81% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012. For the six months ended April 30, 2011, this reduction amounted to $83,235 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $162,598 for the six months ended April 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$586,035
Class B	0.75%	0.25%	1.00%	1.00%	277,460
Class C	0.75%	0.25%	1.00%	1.00%	852,461
Class R1	0.75%	0.25%	1.00%	1.00%	15,041
Class R2	0.25%	0.25%	0.50%	0.50%	12,140
Class R3	—	0.25%	0.25%	0.25%	6,610
Total Distribution and Service Fees					$1,749,747

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase.

Notes to Financial Statements (unaudited) – continued

Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2011, were as follows:

Amount
Class A	$49
Class B	43,024
Class C	6,994

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2011, the fee was $161,547, which equated to 0.0430% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $329,204.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current

Notes to Financial Statements (unaudited) – continued

independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $799 and the Retirement Deferral plan resulted in an expense of $2,551. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $34,758 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,185 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,451, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$85,234,357	$77,075,096
Investments (non-U.S. Government securities)	$90,893,081	$92,061,769

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,535,129	$47,608,751	9,175,495	$116,184,295
Class B	607,115	8,370,505	1,198,212	15,516,207
Class C	1,111,435	15,152,323	2,844,207	36,474,144
Class I	796,865	10,837,333	446,352	5,634,653
Class R1	20,238	273,638	123,407	1,577,855
Class R2	73,141	984,526	116,045	1,465,719
Class R3	65,001	864,957	119,304	1,511,691
Class R4	501,398	6,772,795	555,083	6,982,739
	6,710,322	$90,864,828	14,578,105	$185,347,303
Shares issued to shareholders in reinvestment of distributions
Class A	575,450	$7,558,950	619,527	$7,866,266
Class B	49,884	667,891	40,726	530,841
Class C	135,620	1,796,835	107,818	1,390,038
Class I	7,680	100,186	7,659	96,409
Class R1	3,455	45,596	2,472	31,770
Class R2	5,255	68,525	6,288	79,230
Class R3	8,144	106,567	7,497	95,053
Class R4	42,846	563,307	42,974	545,169
	828,334	$10,907,857	834,961	$10,634,776
Shares reacquired
Class A	(4,466,726)	$(60,200,462)	(9,501,920)	$(119,645,937)
Class B	(610,222)	(8,412,996)	(1,385,932)	(17,937,117)
Class C	(1,396,609)	(19,029,210)	(2,578,090)	(32,913,082)
Class I	(189,531)	(2,507,300)	(674,993)	(8,406,200)
Class R1	(33,070)	(451,419)	(94,431)	(1,178,315)
Class R2	(58,269)	(783,277)	(203,845)	(2,540,026)
Class R3	(72,219)	(962,019)	(101,911)	(1,272,799)
Class R4	(180,406)	(2,443,572)	(375,951)	(4,761,327)
	(7,007,052)	$(94,790,255)	(14,917,073)	$(188,654,803)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	(356,147)	$(5,032,761)	293,102	$4,404,624
Class B	46,777	625,400	(146,994)	(1,890,069)
Class C	(149,554)	(2,080,052)	373,935	4,951,100
Class I	615,014	8,430,219	(220,982)	(2,675,138)
Class R1	(9,377)	(132,185)	31,448	431,310
Class R2	20,127	269,774	(81,512)	(995,077)
Class R3	926	9,505	24,890	333,945
Class R4	363,838	4,892,530	222,106	2,766,581
	531,604	$6,982,430	495,993	$7,327,276

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $3,733 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,111,251	89,287,774	(100,108,687)	11,290,338

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,061	$11,290,338

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.